UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA	19103

(Address of principal executive offices)	(Zip code)

Vincent T. Lowry
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-738-8870

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

RevenueShares Large Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.5%
Automobiles & Components - 2.1%
BorgWarner, Inc.*	1,506	$116,474
Delphi Automotive PLC	5,933	263,425
Ford Motor Co.(a)	166,977	2,195,747
Goodyear Tire & Rubber Co.*(a)	25,780	325,086
Harley-Davidson, Inc.	1,687	89,917
Johnson Controls, Inc.(a)	19,881	697,227
Total Automobiles & Components		3,687,876
Banks - 1.8%
BB&T Corp.	5,754	180,618
Comerica, Inc.	1,221	43,895
Fifth Third Bancorp	7,104	115,866
First Horizon National Corp.(a)	2,202	23,517
Hudson City Bancorp, Inc.	3,220	27,821
Huntington Bancshares, Inc.	6,711	49,594
KeyCorp	7,615	75,846
M&T Bank Corp.(a)	739	76,235
People's United Financial, Inc.	1,644	22,095
PNC Financial Services Group, Inc.	4,148	275,842
Regions Financial Corp.	11,922	97,641
SunTrust Banks, Inc.	6,429	185,220
U.S. Bancorp	10,678	362,305
Wells Fargo & Co.	39,830	1,473,312
Zions Bancorporation(a)	1,603	40,059
Total Banks		3,049,866
Capital Goods - 8.3%
3M Co.	4,692	498,807
Boeing Co.	15,833	1,359,263
Caterpillar, Inc.	12,169	1,058,338
Cummins, Inc.	2,473	286,398
Danaher Corp.	4,886	303,665
Deere & Co.	6,417	551,734
Dover Corp.	1,883	137,233
Eaton Corp. PLC	4,364	267,295
Emerson Electric Co.	7,084	395,783
Fastenal Co.(a)	1,020	52,377
Flowserve Corp.	468	78,488
Fluor Corp.(a)	7,168	475,453
General Dynamics Corp.	7,469	526,639
General Electric Co.	102,710	2,374,655
Honeywell International, Inc.	8,418	634,296
Illinois Tool Works, Inc.	4,757	289,892
Ingersoll-Rand PLC	4,202	231,152
Jacobs Engineering Group, Inc.*	3,321	186,773
Joy Global, Inc.	1,509	89,816
L-3 Communications Holdings, Inc.	2,858	231,269
Lockheed Martin Corp.	8,436	814,243
Masco Corp.	6,312	127,818
Northrop Grumman Corp.	6,090	427,213
PACCAR, Inc.	5,601	283,187
Pall Corp.	615	42,048
Parker Hannifin Corp.	2,255	206,513
Pentair Ltd.	1,379	72,742
Precision Castparts Corp.	613	116,237
Quanta Services, Inc.*	3,541	101,202
Raytheon Co.	7,072	415,763
Rockwell Automation, Inc.(a)	1,180	101,893
Rockwell Collins, Inc.	1,229	77,574
Roper Industries, Inc.	396	50,415
Snap-On, Inc.	629	52,018
Textron, Inc.(a)	6,522	194,421
Tyco International Ltd.	7,372	235,904
United Technologies Corp.	10,270	959,526
W.W. Grainger, Inc.	661	148,712

Investments	Shares	Value
Xylem, Inc./NY	2,170	$59,805
Total Capital Goods		14,516,560
Commercial & Professional Services - 0.5%
ADT Corp. (The)	1,082	52,953
Avery Dennison Corp.	2,291	98,673
Cintas Corp.(a)	1,486	65,577
Dun & Bradstreet Corp.(a)	334	27,939
Equifax, Inc.	634	36,512
Iron Mountain, Inc.	1,360	49,382
Pitney Bowes, Inc.(a)	5,393	80,140
Republic Services, Inc.	4,171	137,643
Robert Half International, Inc.	1,907	71,570
Stericycle, Inc.*	312	33,128
Waste Management, Inc.(a)	6,001	235,299
Total Commercial & Professional Services		888,816
Consumer Durables & Apparel - 1.2%
Coach, Inc.(a)	1,593	79,634
D.R. Horton, Inc.(a)	2,958	71,879
Fossil, Inc.*	462	44,629
Garmin Ltd.	1,301	42,985
Harman International Industries, Inc.(a)	1,595	71,185
Hasbro, Inc.(a)	1,596	70,128
Leggett & Platt, Inc.	1,896	64,047
Lennar Corp., Class A(a)	1,626	67,447
Mattel, Inc.(a)	2,532	110,876
Newell Rubbermaid, Inc.	3,817	99,624
NIKE, Inc., Class B	7,302	430,891
Pulte Group, Inc.*	3,828	77,479
PVH Corp.	837	89,400
Ralph Lauren Corp., Class A	668	113,099
Stanley Black & Decker, Inc.	2,235	180,968
VF Corp.(a)	1,096	183,854
Whirlpool Corp.	2,621	310,484
Total Consumer Durables & Apparel		2,108,609
Consumer Services - 1.1%
Apollo Group, Inc., Class A*(a)	4,128	71,786
Carnival Corp.	7,430	254,849
Chipotle Mexican Grill, Inc., Class A*	143	46,599
Darden Restaurants, Inc.	2,696	139,329
H&R Block, Inc.	1,667	49,043
International Game Technology	2,053	33,875
Marriott International, Inc., Class A	4,879	206,040
McDonald's Corp.	4,626	461,166
Starbucks Corp.	3,850	219,296
Starwood Hotels & Resorts Worldwide, Inc.	1,675	106,748
Wyndham Worldwide Corp.	1,195	77,054
Wynn Resorts Ltd.	707	88,488
Yum! Brands, Inc.	3,251	233,877
Total Consumer Services		1,988,150
Diversified Financials - 5.0%
American Express Co.	8,487	572,533
Ameriprise Financial, Inc.	2,279	167,848
Bank of America Corp.	131,478	1,601,402
Bank of New York Mellon Corp.(a)	9,019	252,442
BlackRock, Inc.	606	155,669
Capital One Financial Corp.	7,005	384,925
Charles Schwab Corp.	4,711	83,338
Citigroup, Inc.	32,374	1,432,226
CME Group, Inc./Il, Class A	767	47,086
Discover Financial Services	3,346	150,035
E*Trade Financial Corp.*	3,430	36,735
Franklin Resources, Inc.	812	122,458

The accompanying notes are an integral part of these financial documents. 1

Schedule of Investments - continued

RevenueShares Large Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
Goldman Sachs Group, Inc.	4,536	$667,472
IntercontinentalExchange, Inc.*	141	22,993
Invesco Ltd.	2,478	71,763
JPMorgan Chase & Co.	36,010	1,709,035
Legg Mason, Inc.(a)	1,391	44,721
Leucadia National Corp.	5,729	157,146
Moody's Corp.(a)	875	46,655
Morgan Stanley	23,156	508,969
NASDAQ OMX Group, Inc.(a)	1,590	51,357
Northern Trust Corp.(a)	1,252	68,309
NYSE Euronext	1,624	62,751
SLM Corp.	4,888	100,106
State Street Corp.	2,821	166,693
T. Rowe Price Group, Inc.	676	50,612
Total Diversified Financials		8,735,279
Energy - 15.0%
Anadarko Petroleum Corp.	2,738	239,438
Apache Corp.	3,705	285,878
Baker Hughes, Inc.	7,491	347,657
Cabot Oil & Gas Corp.	293	19,810
Cameron International Corp.*	2,155	140,506
Chesapeake Energy Corp.(a)	8,738	178,343
Chevron Corp.	30,843	3,664,765
ConocoPhillips(a)	27,040	1,625,104
Consol Energy, Inc.(a)	2,378	80,020
Denbury Resources, Inc.*(a)	2,193	40,899
Devon Energy Corp.(a)	2,743	154,760
Diamond Offshore Drilling, Inc.(a)	719	50,014
Ensco PLC, Class A	1,210	72,600
EOG Resources, Inc.	1,509	193,258
EQT Corp.	407	27,574
Exxon Mobil Corp.	79,265	7,142,569
FMC Technologies, Inc.*(a)	1,961	106,659
Halliburton Co.	11,492	464,392
Helmerich & Payne, Inc.	830	50,381
Hess Corp.	8,618	617,135
Kinder Morgan, Inc./Delaware	4,535	175,414
Marathon Oil Corp.	7,391	249,224
Marathon Petroleum Corp.	14,237	1,275,635
Murphy Oil Corp.	7,652	487,662
Nabors Industries Ltd.	6,922	112,275
National Oilwell Varco, Inc.	4,781	338,256
Newfield Exploration Co.*	1,887	42,307
Noble Corp.	1,569	59,857
Noble Energy, Inc.	580	67,083
Occidental Petroleum Corp.	4,846	379,781
Peabody Energy Corp.	6,044	127,831
Phillips 66	45,555	3,187,483
Pioneer Natural Resources Co.	414	51,439
QEP Resources, Inc.	1,356	43,175
Range Resources Corp.(a)	279	22,610
Rowan Cos. PLC, Class A*	655	23,161
Schlumberger Ltd.(a)	9,265	693,856
Southwestern Energy Co.*	1,157	43,110
Spectra Energy Corp.	2,908	89,421
Tesoro Corp.	9,595	561,787
Valero Energy Corp.	51,455	2,340,688
Williams Cos., Inc.	3,520	131,859
Wpx Energy, Inc.*(a)	3,158	50,591
Total Energy		26,056,267
Food & Staples Retailing - 9.2%
Costco Wholesale Corp.	16,095	1,707,840
CVS Caremark Corp.	37,781	2,077,577

Investments	Shares	Value
Kroger Co.	47,061	$1,559,602
Safeway, Inc.	29,317	772,503
Sysco Corp.(a)	20,650	726,261
Walgreen Co.	27,809	1,325,933
Wal-Mart Stores, Inc.	102,118	7,641,490
Whole Foods Market, Inc.	2,231	193,539
Total Food & Staples Retailing		16,004,745
Food, Beverage & Tobacco - 4.8%
Altria Group, Inc.	8,573	294,826
Archer-Daniels-Midland Co.	44,901	1,514,511
Beam, Inc.	645	40,983
Brown-Forman Corp., Class B	660	47,124
Campbell Soup Co.(a)	3,038	137,804
Coca-Cola Co.	20,390	824,572
Coca-Cola Enterprises, Inc.	3,662	135,201
ConAgra Foods, Inc.	6,268	224,457
Constellation Brands, Inc., Class A*	928	44,210
Dean Foods Co.*	11,055	200,427
Dr Pepper Snapple Group, Inc.	2,227	104,558
General Mills, Inc.	5,882	290,041
H.J. Heinz Co.	2,631	190,142
Hershey Co.	1,300	113,789
Hormel Foods Corp.(a)	3,478	143,711
J.M. Smucker Co.(a)	945	93,706
Kellogg Co.(a)	3,757	242,064
Kraft Foods Group, Inc.	6,015	309,953
Lorillard, Inc.	1,948	78,602
McCormick & Co., Inc.	937	68,916
Molson Coors Brewing Co., Class B	1,344	65,762
Mondelez International, Inc., Class A	28,385	868,865
Monster Beverage Corp.*	705	33,657
PepsiCo, Inc.	14,099	1,115,372
Philip Morris International, Inc.	5,740	532,155
Reynolds American, Inc.(a)	3,207	142,679
Tyson Foods, Inc., Class A(a)	22,565	560,063
Total Food, Beverage & Tobacco		8,418,150
Health Care Equipment & Services - 7.9%
Aetna, Inc.	11,946	610,680
AmerisourceBergen Corp., Class A(a)	27,207	1,399,800
Baxter International, Inc.	3,394	246,540
Becton Dickinson & Co.	1,394	133,280
Boston Scientific Corp.*	16,289	127,217
C.R. Bard, Inc.	481	48,475
Cardinal Health, Inc.	38,427	1,599,332
CareFusion Corp.*	1,750	61,232
Cerner Corp.*(a)	482	45,670
CIGNA Corp.	7,771	484,677
Coventry Health Care, Inc.	4,975	233,974
Covidien PLC	3,012	204,334
DaVita, Inc.*	1,158	137,327
DENTSPLY International, Inc.	1,158	49,122
Edwards Lifesciences Corp.*(a)	385	31,632
Express Scripts Holding Co.*	26,272	1,514,581
Hospira, Inc.*(a)	2,135	70,092
Humana, Inc.	9,181	634,499
Intuitive Surgical, Inc.*(a)	74	36,348
Laboratory Corp. of America Holdings*(a)	1,058	95,432
McKesson Corp.	18,454	1,992,294
Medtronic, Inc.	5,869	275,608
Patterson Cos., Inc.	1,573	59,837
Quest Diagnostics, Inc.	2,217	125,150
St. Jude Medical, Inc.	2,166	87,593
Stryker Corp.	2,202	143,658
Tenet Healthcare Corp.*(a)	3,417	162,581
UnitedHealth Group, Inc.	33,201	1,899,429

The accompanying notes are an integral part of these financial documents. 2

Schedule of Investments - continued

RevenueShares Large Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
Varian Medical Systems, Inc.*	638	$45,936
WellPoint, Inc.(a)	15,782	1,045,242
Zimmer Holdings, Inc.	1,004	75,521
Total Health Care Equipment & Services		13,677,093
Household & Personal Products - 1.5%
Avon Products, Inc.	8,743	181,243
Clorox Co.(a)	1,074	95,081
Colgate-Palmolive Co.	2,525	298,026
Estee Lauder Cos., Inc., Class A	2,564	164,173
Kimberly-Clark Corp.(a)	3,755	367,915
Mead Johnson Nutrition Co., Class A	865	66,994
Procter & Gamble Co.	18,138	1,397,714
Total Household & Personal Products		2,571,146
Insurance - 6.2%
ACE Ltd.	3,387	301,341
Aflac, Inc.	8,340	433,847
Allstate Corp.	11,431	560,919
American International Group, Inc.*	29,477	1,144,297
AON PLC	3,218	197,907
Assurant, Inc.	3,188	143,492
Berkshire Hathaway, Inc., Class B*	26,262	2,736,501
Chubb Corp.	2,621	229,416
Cincinnati Financial Corp.	1,467	69,228
Genworth Financial, Inc., Class A*	15,788	157,880
Hartford Financial Services Group, Inc.(a)	16,760	432,408
Lincoln National Corp.	5,788	188,747
Loews Corp.	5,387	237,405
Marsh & McLennan Cos., Inc.	5,339	202,722
MetLife, Inc.	28,675	1,090,224
Principal Financial Group, Inc.	4,513	153,577
Progressive Corp.	11,101	280,522
Prudential Financial, Inc.	23,571	1,390,453
Torchmark Corp.	1,008	60,278
Travelers Cos., Inc.	5,157	434,168
Unum Group(a)	6,333	178,907
XL Group PLC.	3,903	118,261
Total Insurance		10,742,500
Materials - 3.9%
Air Products & Chemicals, Inc.	1,781	155,161
Airgas, Inc.	762	75,560
Alcoa, Inc.(a)	45,644	388,887
Allegheny Technologies, Inc.	2,620	83,080
Ball Corp.	3,142	149,496
Bemis Co., Inc.(a)	2,183	88,106
CF Industries Holdings, Inc.	498	94,804
Cliffs Natural Resources, Inc.(a)	4,520	85,925
Dow Chemical Co.	28,115	895,182
E.I. du Pont de Nemours & Co.(a)	12,211	600,293
Eastman Chemical Co.	1,833	128,072
Ecolab, Inc.	2,477	198,606
FMC Corp.	1,038	59,197
Freeport-McMoRan Copper & Gold, Inc.	8,808	291,545
International Flavors & Fragrances, Inc.(a)	615	47,152
International Paper Co.	10,062	468,688
LyondellBasell Industries NV, Class A	11,781	745,619
MeadWestvaco Corp.	2,434	88,354
Monsanto Co.	2,170	229,217
Mosaic Co. (The)	2,956	176,207
Newmont Mining Corp.	4,062	170,157
Nucor Corp.	6,880	317,512
Owens-Illinois, Inc.*	4,272	113,849
PPG Industries, Inc.	1,776	237,877

Investments	Shares	Value
Praxair, Inc.	1,637	$182,591
Sealed Air Corp.	5,351	129,013
Sigma-Aldrich Corp.(a)	549	42,646
United States Steel Corp.(a)	15,805	308,198
Vulcan Materials Co.	782	40,429
Weyerhaeuser Co.	3,852	120,876
Total Materials		6,712,299
Media - 2.9%
Cablevision Systems Corp., Class A	7,754	116,000
CBS Corp., Class B	5,140	239,987
Comcast Corp., Class A	25,525	1,072,305
DIRECTV*	8,969	507,735
Discovery Communications, Inc., Class A*	962	75,748
Gannett Co., Inc.(a)	4,065	88,901
Interpublic Group of Cos., Inc.	8,737	113,843
McGraw-Hill Cos., Inc.(a)	2,062	107,389
News Corp., Class A	18,388	561,202
Omnicom Group, Inc.(a)	3,975	234,127
Scripps Networks Interactive, Inc., Class A	585	37,639
Time Warner Cable, Inc.	3,789	363,971
Time Warner, Inc.	8,438	486,198
Viacom, Inc., Class B	3,660	225,346
Walt Disney Co.	12,281	697,561
Washington Post Co., Class B(a)	151	67,497
Total Media		4,995,449
Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
Abbott Laboratories	19,612	692,696
Abbvie, Inc.	7,894	321,917
Actavis, Inc.*	1,077	99,202
Alexion Pharmaceuticals, Inc.*	200	18,428
Allergan, Inc.	882	98,458
Amgen, Inc.	3,165	324,444
Biogen IDEC, Inc.*	518	99,927
Bristol-Myers Squibb Co.	7,426	305,877
Celgene Corp.*	811	94,003
Eli Lilly & Co.	6,832	387,989
Forest Laboratories, Inc.*	1,992	75,776
Gilead Sciences, Inc.*	3,569	174,631
Johnson & Johnson	14,081	1,148,024
Life Technologies Corp.*	995	64,307
Merck & Co., Inc.	17,824	788,356
Mylan, Inc.*	3,661	105,949
PerkinElmer, Inc.	998	33,573
Perrigo Co.	448	53,191
Pfizer, Inc.	34,972	1,009,292
Thermo Fisher Scientific, Inc.	2,694	206,064
Waters Corp.*	326	30,615
Total Pharmaceuticals, Biotechnology & Life Sciences		6,132,719
Real Estate Investment Trusts - 0.3%
American Tower Corp.	631	48,536
Apartment Investment & Management Co., Class A	584	17,905
AvalonBay Communities, Inc.	137	17,354
Boston Properties, Inc.	295	29,813
Equity Residential	645	35,514
HCP, Inc.	650	32,409
Health Care REIT, Inc.	469	31,850
Host Hotels & Resorts, Inc.	5,040	88,149
Kimco Realty Corp.	708	15,859
Plum Creek Timber Co., Inc.	444	23,177
Prologis, Inc.	876	35,022
Public Storage	206	31,378
Simon Property Group, Inc.	507	80,390

The accompanying notes are an integral part of these financial documents. 3

Schedule of Investments - continued

RevenueShares Large Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
Ventas, Inc.(a)	585	$42,822
Vornado Realty Trust	565	47,257
Total Real Estate Investment Trusts		577,435
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	4,263	107,641

Retailing - 5.7%
Abercrombie & Fitch Co., Class A	1,413	65,281
Amazon.com, Inc.*	3,921	1,044,907
AutoNation, Inc.*	5,845	255,719
AutoZone, Inc.*(a)	363	144,028
Bed Bath & Beyond, Inc.*	2,528	162,854
Best Buy Co., Inc.(a)	37,994	841,567
CarMax, Inc.*	3,966	165,382
Dollar General Corp.*	5,089	257,402
Dollar Tree, Inc.*	2,431	117,733
Expedia, Inc.(a)	1,031	61,870
Family Dollar Stores, Inc.	2,609	154,061
Gamestop Corp., Class A(a)	6,119	171,148
Gap, Inc.	6,578	232,861
Genuine Parts Co.	2,832	220,896
Home Depot, Inc.	16,756	1,169,234
JC Penney Co., Inc.(a)	17,270	260,950
Kohl's Corp.(a)	6,341	292,510
L Brands, Inc.	3,824	170,780
Lowe's Cos., Inc.	21,334	808,985
Macy's, Inc.	10,423	436,098
Netflix, Inc.*(a)	321	60,801
Nordstrom, Inc.	3,351	185,076
O'Reilly Automotive, Inc.*(a)	976	100,089
PetSmart, Inc.(a)	1,620	100,602
priceline.com, Inc.*	127	87,367
Ross Stores, Inc.	2,531	153,429
Sherwin-Williams Co.	925	156,223
Staples, Inc.	30,459	409,064
Target Corp.	17,275	1,182,474
Tiffany & Co.(a)	872	60,639
TJX Cos., Inc.	8,459	395,458
Tripadvisor, Inc.*(a)	240	12,605
Urban Outfitters, Inc.*	1,017	39,399
Total Retailing		9,977,492
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc.*(a)	33,715	85,973
Altera Corp.(a)	850	30,150
Analog Devices, Inc.	992	46,118
Applied Materials, Inc.	10,969	147,862
Broadcom Corp., Class A	3,796	131,607
First Solar, Inc.*(a)	2,062	55,592
Intel Corp.	41,357	903,651
KLA-Tencor Corp.	1,010	53,268
Lam Research Corp.*	1,068	44,279
Linear Technology Corp.	560	21,487
LSI Corp.*	6,118	41,480
Microchip Technology, Inc.(a)	632	23,232
Micron Technology, Inc.*(a)	14,746	147,165
NVIDIA Corp.(a)	5,249	67,292
Teradyne, Inc.*(a)	1,651	26,779
Texas Instruments, Inc.	6,105	216,605
Xilinx, Inc.	977	37,292
Total Semiconductors & Semiconductor Equipment		2,079,832
Software & Services - 4.1%
Accenture PLC, Class A	6,406	486,664
Adobe Systems, Inc.*	1,767	76,882
Akamai Technologies, Inc.*(a)	655	23,115
Autodesk, Inc.*	912	37,611

Investments	Shares	Value
Automatic Data Processing, Inc.	2,731	$177,570
BMC Software, Inc.*	813	37,666
CA, Inc.	3,145	79,160
Citrix Systems, Inc.*	590	42,574
Cognizant Technology Solutions Corp., Class A*	1,560	119,512
Computer Sciences Corp.	5,405	266,088
eBay, Inc.*	4,644	251,798
Electronic Arts, Inc.*	3,649	64,587
Fidelity National Information Services, Inc.	2,553	101,150
Fiserv, Inc.*	869	76,324
Google, Inc., Class A*	1,066	846,436
International Business Machines Corp.	8,095	1,726,663
Intuit, Inc.	1,050	68,932
Mastercard, Inc., Class A	237	128,248
Microsoft Corp.	43,249	1,237,354
Oracle Corp.	16,942	547,904
Paychex, Inc.(a)	1,087	38,121
Red Hat, Inc.*	372	18,808
SAIC, Inc.	13,738	186,150
Salesforce.com, Inc.*	215	38,448
Symantec Corp.*	4,525	111,677
Total System Services, Inc.	1,284	31,818
VeriSign, Inc.*(a)	314	14,846
Visa, Inc., Class A	1,087	184,616
Western Union Co.	6,363	95,700
Yahoo!, Inc.*	3,732	87,814
Total Software & Services		7,204,236
Technology Hardware & Equipment - 5.4%
Agilent Technologies, Inc.	2,656	111,472
Amphenol Corp., Class A	976	72,858
Apple, Inc.	5,677	2,512,810
Cisco Systems, Inc.	35,027	732,415
Corning, Inc.(a)	10,232	136,393
Dell, Inc.	72,243	1,035,242
EMC Corp.*	14,249	340,409
F5 Networks, Inc.*	252	22,448
FLIR Systems, Inc.	894	23,253
Harris Corp.	2,067	95,785
Hewlett-Packard Co.	86,945	2,072,769
Jabil Circuit, Inc.	14,587	269,568
JDS Uniphase Corp.*(a)	1,842	24,627
Juniper Networks, Inc.*	3,559	65,984
Molex, Inc.	2,021	59,175
Motorola Solutions, Inc.	2,325	148,870
NetApp, Inc.*	3,011	102,856
QUALCOMM, Inc.(a)	4,898	327,921
SanDisk Corp.*(a)	1,530	84,150
Seagate Technology PLC	6,932	253,434
TE Connectivity Ltd.	5,257	220,426
Teradata Corp.*	771	45,111
Western Digital Corp.	4,146	208,461
Xerox Corp.	42,619	366,523
Total Technology Hardware & Equipment		9,332,960
Telecommunication Services - 3.0%
AT&T, Inc.	58,131	2,132,826
CenturyLink, Inc.(a)	8,811	309,531
Crown Castle International Corp.*	575	40,043
Frontier Communications Corp.(a)	20,317	80,862
MetroPCS Communications, Inc.*(a)	8,201	89,391
Sprint Nextel Corp.*	99,304	616,678
Verizon Communications, Inc.	39,227	1,928,007
Windstream Corp.	11,573	92,005
Total Telecommunication Services		5,289,343

The accompanying notes are an integral part of these financial documents. 4

Schedule of Investments - continued

RevenueShares Large Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
Transportation - 1.7%
CH Robinson Worldwide, Inc.	3,162	$188,012
CSX Corp.	8,092	199,306
Expeditors International of Washington, Inc.	2,581	92,167
FedEx Corp.(a)	6,573	645,469
Norfolk Southern Corp.	2,422	186,688
Ryder System, Inc.	1,696	101,336
Southwest Airlines Co.(a)	22,399	301,939
Union Pacific Corp.	2,477	352,750
United Parcel Service, Inc., Class B	10,459	898,428
Total Transportation		2,966,095
Utilities - 3.1%
AES Corp.	24,133	303,352
AGL Resources, Inc.	1,574	66,029
Ameren Corp.	3,295	115,391
American Electric Power Co., Inc.	5,121	249,034
CenterPoint Energy, Inc.	5,314	127,324
CMS Energy Corp.	3,788	105,837
Consolidated Edison, Inc.	3,423	208,906
Dominion Resources, Inc.	3,832	222,946
DTE Energy Co.	2,201	150,416
Duke Energy Corp.	4,672	339,141
Edison International	4,256	214,162
Entergy Corp.	2,634	166,574
Exelon Corp.	11,549	398,210
FirstEnergy Corp.	6,177	260,669
Integrys Energy Group, Inc.(a)	1,245	72,409
NextEra Energy, Inc.	3,234	251,217
NiSource, Inc.	2,985	87,580
Northeast Utilities	2,439	105,999
NRG Energy, Inc.	5,315	140,794
Oneok, Inc.	4,654	221,856
Pepco Holdings, Inc.	4,043	86,520
PG&E Corp.	5,673	252,619
Pinnacle West Capital Corp.	961	55,632
PPL Corp.	6,711	210,121
Public Service Enterprise Group, Inc.	4,866	167,098
SCANA Corp.	1,396	71,419
Sempra Energy	2,019	161,399
Southern Co.(a)	5,971	280,159
TECO Energy, Inc.	2,911	51,874
Wisconsin Energy Corp.	1,700	72,913
Xcel Energy, Inc.	5,775	171,518
Total Utilities		5,389,118
Total Common Stocks
(Cost $129,806,872)		173,209,676

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–9.3%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.09% (b) (Cost $16,147,983)	16,147,983	16,147,983
Total Investments–108.8% (Cost $145,954,855)		189,357,659
Liabilities in Excess of Other Assets–(8.8)%		(15,383,701)
Net Assets–100.0%		$173,973,958

PLC - Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $15,853,153; cash collateral of $16,147,983 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2013.

The accompanying notes are an integral part of these financial documents 5

Schedule of Investments

RevenueShares Mid Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.8%
Automobiles & Components - 0.3%
Gentex Corp.	5,633	$112,717
Thor Industries, Inc.	8,466	311,464
Total Automobiles & Components		424,181
Banks - 1.9%
Associated Banc-Corp.	7,062	107,272
Astoria Financial Corp.	6,993	68,951
BancorpSouth, Inc.(a)	4,945	80,603
Bank of Hawaii Corp.(a)	1,286	65,342
Cathay General Bancorp	2,420	48,690
City National Corp.(a)	2,234	131,605
Commerce Bancshares, Inc.(a)	2,816	114,977
Cullen/Frost Bankers, Inc.(a)	1,552	97,047
East West Bancorp, Inc.	4,285	109,996
First Niagara Financial Group, Inc.	18,586	164,672
FirstMerit Corp.(a)	4,675	77,278
Fulton Financial Corp.	7,616	89,107
Hancock Holding Co.(a)	3,393	104,912
International Bancshares Corp.	2,739	56,971
New York Community Bancorp, Inc.(a)	15,168	217,661
Prosperity Bancshares, Inc.	1,089	51,608
Signature Bank*(a)	933	73,483
SVB Financial Group*	1,508	106,978
Synovus Financial Corp.	47,916	132,727
TCF Financial Corp.(a)	9,688	144,932
Trustmark Corp.(a)	2,332	58,323
Valley National Bancorp(a)	7,937	81,275
Washington Federal, Inc.	3,570	62,475
Webster Financial Corp.	3,813	92,503
Westamerica Bancorporation(a)	547	24,796
Total Banks		2,364,184
Capital Goods - 13.9%
Acuity Brands, Inc.	2,794	193,764
Aecom Technology Corp.*(a)	26,167	858,278
AGCO Corp.(a)	18,940	987,153
Alliant Techsystems, Inc.(a)	6,850	496,145
AMETEK, Inc.(a)	8,050	349,048
BE Aerospace, Inc.*	5,577	336,237
Carlisle Cos., Inc.	5,681	385,115
CLARCOR, Inc.(a)	2,271	118,955
Crane Co.	5,389	301,030
Donaldson Co., Inc.(a)	6,972	252,317
Esterline Technologies Corp.*	2,841	215,064
Exelis, Inc.	50,996	555,346
Fortune Brands Home & Security, Inc.*(a)	10,189	381,374
Gardner Denver, Inc.	3,233	242,831
GATX Corp.	2,849	148,062
General Cable Corp.*(a)	17,566	643,443
Graco, Inc.	1,760	102,133
Granite Construction, Inc.	6,965	221,766
Harsco Corp.	12,739	315,545
Hubbell, Inc., Class B	3,384	328,620
Huntington Ingalls Industries, Inc.(a)	14,542	775,525
IDEX Corp.(a)	3,940	210,475
ITT Corp.(a)	8,132	231,193
KBR, Inc.(a)	25,714	824,905
Kennametal, Inc.	6,827	266,526
Lennox International, Inc.	5,499	349,131
Lincoln Electric Holdings, Inc.	5,511	298,586
MSC Industrial Direct Co., Inc., Class A	2,837	243,358
Nordson Corp.	2,132	140,605
Oshkosh Corp.*(a)	20,559	873,552

Investments	Shares	Value
Regal-Beloit Corp.	4,179	$340,839
SPX Corp.(a)	7,478	590,463
Terex Corp.*(a)	21,326	734,041
Timken Co.(a)	10,153	574,457
Trinity Industries, Inc.(a)	9,935	450,354
Triumph Group, Inc.(a)	4,767	374,209
United Rentals, Inc.*(a)	7,993	439,375
URS Corp.(a)	24,701	1,171,074
Valmont Industries, Inc.	2,037	320,359
Wabtec Corp.	2,460	251,191
Watsco, Inc.	4,286	360,795
Woodward, Inc.(a)	4,809	191,206
Total Capital Goods		17,444,445
Commercial & Professional Services - 5.1%
Brink's Co.(a)	14,374	406,209
Clean Harbors, Inc.*(a)	3,988	231,663
Copart, Inc.*	2,765	94,784
Corporate Executive Board Co.(a)	1,137	66,128
Corrections Corp. of America	4,749	185,544
Deluxe Corp.	3,847	159,266
FTI Consulting, Inc.*(a)	4,468	168,265
Herman Miller, Inc.	6,983	193,220
HNI Corp.(a)	6,049	214,679
Manpower, Inc.	45,738	2,594,259
Mine Safety Appliances Co.	2,626	130,302
Monster Worldwide, Inc.*(a)	18,020	91,361
R.R. Donnelley & Sons Co.(a)	94,742	1,141,641
Rollins, Inc.(a)	5,417	132,987
Towers Watson & Co., Class A(a)	5,472	379,319
Waste Connections, Inc.(a)	4,748	170,833
Total Commercial & Professional Services		6,360,460
Consumer Durables & Apparel - 3.1%
Carter's, Inc.*	4,251	243,455
Deckers Outdoor Corp.*(a)	3,632	202,266
Hanesbrands, Inc.*	11,413	519,976
Jarden Corp.*(a)	7,426	318,204
KB Home(a)	7,859	171,090
MDC Holdings, Inc.	3,247	119,002
Mohawk Industries, Inc.*	6,300	712,656
NVR, Inc.*	314	339,154
Polaris Industries, Inc.(a)	3,716	343,693
Tempur-Pedic International, Inc.*(a)	4,185	207,702
Toll Brothers, Inc.*	5,678	194,415
Tupperware Brands Corp.	3,667	299,741
Under Armour, Inc., Class A*(a)	3,760	192,512
Total Consumer Durables & Apparel		3,863,866
Consumer Services - 2.0%
Bally Technologies, Inc.*(a)	1,756	91,259
Bob Evans Farms, Inc.	4,223	179,984
Brinker International, Inc.(a)	8,172	307,676
Cheesecake Factory, Inc.(a)	5,158	199,150
DeVry, Inc.(a)	6,913	219,488
International Speedway Corp., Class A(a)	2,005	65,524
Life Time Fitness, Inc.*(a)	2,653	113,495
Matthews International Corp., Class A	2,684	93,645
Panera Bread Co., Class A*	1,367	225,883
Regis Corp.(a)	12,369	224,992
Scientific Games Corp., Class A*	11,147	97,536
Service Corp. International	15,373	257,190
Sotheby's(a)	2,066	77,289
Strayer Education, Inc.(a)	640	30,963
Wendy's Co. (The)(a)	47,032	266,672
WMS Industries, Inc.*(a)	2,827	71,269
Total Consumer Services		2,522,015

The accompanying notes are an integral part of these financial documents. 6

Schedule of Investments - continued

RevenueShares Mid Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
Diversified Financials - 1.0%
Affiliated Managers Group, Inc.*	1,248	$191,655
Apollo Investment Corp.	1,171	9,790
CBOE Holdings, Inc.(a)	1,459	53,895
Eaton Vance Corp.(a)	3,236	135,362
Federated Investors, Inc., Class B(a)	4,042	95,674
Greenhill & Co., Inc.(a)	524	27,971
Janus Capital Group, Inc.(a)	9,297	87,392
MSCI, Inc., Class A*(a)	2,889	98,024
Raymond James Financial, Inc.	8,644	398,488
SEI Investments Co.	3,541	102,158
Waddell & Reed Financial, Inc., Class A	2,914	127,575
Total Diversified Financials		1,327,984
Energy - 7.5%
Alpha Natural Resources, Inc.*(a)	39,466	324,016
Arch Coal, Inc.(a)	25,084	136,206
Atwood Oceanics, Inc.*(a)	1,600	84,064
Bill Barrett Corp.*(a)	3,666	74,310
CARBO Ceramics, Inc.(a)	741	67,483
Cimarex Energy Co.	2,568	193,730
Dresser-Rand Group, Inc.*	4,669	287,891
Dril-Quip, Inc.*(a)	932	81,242
Forest Oil Corp.*	11,474	60,353
Helix Energy Solutions Group, Inc.*(a)	5,745	131,446
HollyFrontier Corp.(a)	31,660	1,628,907
Northern Oil and Gas, Inc.*(a)	2,041	29,350
Oceaneering International, Inc.	4,519	300,107
Oil States International, Inc.*	5,698	464,786
Patterson-UTI Energy, Inc.(a)	11,101	264,648
Plains Exploration & Production Co.*	5,684	269,819
Quicksilver Resources, Inc.*(a)	25,466	57,298
Rosetta Resources, Inc.*(a)	1,323	62,948
SM Energy Co.	2,737	162,085
Superior Energy Services, Inc.*	17,868	464,032
Tidewater, Inc.(a)	2,289	115,595
Unit Corp.*	2,848	129,726
World Fuel Services Corp.	102,029	4,052,592
Total Energy		9,442,634
Food & Staples Retailing - 3.4%
Harris Teeter Supermarkets, Inc.(a)	10,734	458,449
SUPERVALU, Inc.(a)	750,315	3,781,588
United Natural Foods, Inc.*	735	36,162
Total Food & Staples Retailing		4,276,199
Food, Beverage & Tobacco - 3.3%
Flowers Foods, Inc.(a)	10,733	353,545
Green Mountain Coffee Roasters, Inc.*(a)	8,057	457,315
Hillshire Brands Co.	21,550	757,483
Ingredion, Inc.	9,962	720,452
Lancaster Colony Corp.	1,571	120,967
Post Holdings, Inc.*(a)	2,394	102,774
Smithfield Foods, Inc.*(a)	50,872	1,347,091
Tootsie Roll Industries, Inc.(a)	1,952	58,384
Universal Corp.	4,584	256,887
Total Food, Beverage & Tobacco		4,174,898
Health Care Equipment & Services - 7.7%
Allscripts Healthcare Solutions, Inc.*	10,946	148,756
Community Health Systems, Inc.(a)	31,574	1,496,292
Cooper Cos., Inc.(a)	1,428	154,053
Health Management Associates, Inc., Class A*(a)	49,046	631,222
Health Net, Inc.*	40,232	1,151,440
Henry Schein, Inc.*	10,251	948,730
Hill-Rom Holdings, Inc.	4,897	172,472

Investments	Shares	Value
HMS Holdings Corp.*(a)	1,677	$45,531
Hologic, Inc.*(a)	9,362	211,581
IDEXX Laboratories, Inc.*	1,460	134,889
LifePoint Hospitals, Inc.*	7,880	381,865
Masimo Corp.(a)	2,556	50,149
Mednax, Inc.*(a)	2,169	194,407
Omnicare, Inc.(a)	16,582	675,219
Owens & Minor, Inc.(a)	29,139	948,766
ResMed, Inc.(a)	3,229	149,696
STERIS Corp.	3,658	152,209
Teleflex, Inc.	2,055	173,668
Thoratec Corp.*	1,413	52,988
Universal Health Services, Inc., Class B	13,018	831,460
VCA Antech, Inc.*(a)	7,649	179,675
WellCare Health Plans, Inc.*	13,522	783,735
Total Health Care Equipment & Services		9,668,803
Household & Personal Products - 0.7%
Church & Dwight Co., Inc.(a)	4,983	322,051
Energizer Holdings, Inc.(a)	5,353	533,855
Total Household & Personal Products		855,906
Insurance - 6.2%
Alleghany Corp.*	1,124	445,014
American Financial Group, Inc.	12,029	569,934
Arthur J. Gallagher & Co.	6,550	270,580
Aspen Insurance Holdings Ltd.	6,182	238,502
Brown & Brown, Inc.	3,970	127,199
Everest Re Group Ltd.	4,241	550,736
Fidelity National Financial, Inc., Class A	30,858	778,547
First American Financial Corp.(a)	18,795	480,588
Hanover Insurance Group, Inc.(a)	11,075	550,206
HCC Insurance Holdings, Inc.	6,319	265,588
Kemper Corp.(a)	8,030	261,858
Mercury General Corp.	7,821	296,651
Old Republic International Corp.	41,060	521,873
Primerica, Inc.(a)	3,754	123,056
Protective Life Corp.(a)	10,641	380,948
Reinsurance Group of America, Inc., Class A(a)	16,845	1,005,141
StanCorp Financial Group, Inc.(a)	7,121	304,494
W.R. Berkley Corp.	13,956	619,228
Total Insurance		7,790,143
Materials - 8.4%
Albemarle Corp.	4,522	282,716
Aptargroup, Inc.(a)	4,468	256,240
Ashland, Inc.(a)	10,548	783,716
Cabot Corp.	9,698	331,672
Carpenter Technology Corp.(a)	4,284	211,158
Commercial Metals Co.(a)	49,838	789,932
Compass Minerals International, Inc.(a)	1,246	98,309
Cytec Industries, Inc.	3,170	234,834
Domtar Corp.(a)	7,219	560,339
Greif, Inc., Class A	8,978	481,400
Intrepid Potash, Inc.(a)	2,435	45,681
Louisiana-Pacific Corp.*	8,154	176,126
Martin Marietta Materials, Inc.(a)	2,018	205,876
Minerals Technologies, Inc.	2,449	101,658
NewMarket Corp.(a)	874	227,555
Olin Corp.	9,059	228,468
Packaging Corp. of America	6,803	305,251
Reliance Steel & Aluminum Co.(a)	13,168	937,167
Rock-Tenn Co., Class A	12,424	1,152,823
Royal Gold, Inc.	406	28,838
RPM International, Inc.	12,166	384,202
Scotts Miracle-Gro Co., Class A(a)	6,468	279,676

The accompanying notes are an integral part of these financial documents. 7

Schedule of Investments - continued

RevenueShares Mid Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
Sensient Technologies Corp.(a)	3,916	$153,077
Silgan Holdings, Inc.(a)	7,812	369,117
Sonoco Products Co.	14,515	507,880
Steel Dynamics, Inc.	48,798	774,424
Valspar Corp.	6,448	401,388
Worthington Industries, Inc.	8,935	276,806
Total Materials		10,586,329
Media - 1.3%
AMC Networks, Inc., Class A*	2,480	156,687
Cinemark Holdings, Inc.	9,139	269,052
DreamWorks Animation SKG, Inc., Class A*(a)	4,165	78,969
John Wiley & Sons, Inc., Class A	4,666	181,787
Lamar Advertising Co., Class A*	2,740	133,191
Meredith Corp.(a)	3,911	149,635
New York Times Co., Class A*(a)	21,237	208,123
Scholastic Corp.	7,214	192,253
Valassis Communications, Inc.	7,505	224,174
Total Media		1,593,871
Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
Bio-Rad Laboratories, Inc., Class A*(a)	1,790	225,540
Charles River Laboratories International, Inc.*	2,630	116,430
Covance, Inc.*(a)	3,717	276,247
Endo Health Solutions Inc.*(a)	10,239	314,952
Mettler-Toledo International, Inc.*(a)	1,134	241,792
Regeneron Pharmaceuticals, Inc.*	833	146,941
Techne Corp.	486	32,975
United Therapeutics Corp.*(a)	1,572	95,688
Vertex Pharmaceuticals, Inc.*	3,780	207,824
Total Pharmaceuticals, Biotechnology & Life Sciences		1,658,389
Real Estate - 0.0%
Alexander & Baldwin, Inc.*	860	30,745

Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc.	869	61,682
American Campus Communities, Inc.	1,140	51,688
BioMed Realty Trust, Inc., Class A	2,436	52,618
BRE Properties, Inc.	823	40,064
Camden Property Trust	1,118	76,784
Corporate Office Properties Trust	2,092	55,815
Duke Realty Corp.	6,811	115,651
Equity One, Inc.(a)	1,449	34,733
Essex Property Trust, Inc.	367	55,263
Extra Space Storage, Inc.	1,095	43,001
Federal Realty Investment Trust	598	64,608
Highwoods Properties, Inc.(a)	1,390	55,002
Home Properties, Inc.	1,059	67,162
Hospitality Properties Trust(a)	4,907	134,648
Kilroy Realty Corp.	7,263	380,581
Liberty Property Trust	1,786	70,993
Macerich Co.(a)	1,464	94,252
Mack-Cali Realty Corp.	2,561	73,270
National Retail Properties, Inc.(a)	990	35,808
Omega Healthcare Investors, Inc.(a)	1,268	38,496
Potlatch Corp.	1,215	55,720
Rayonier, Inc.(a)	2,823	168,448
Realty Income Corp.	1,114	50,520
Regency Centers Corp.	1,011	53,492
Senior Housing Properties Trust	2,587	69,409
SL Green Realty Corp.	1,683	144,923
Taubman Centers, Inc.	1,008	78,281
UDR, Inc.	3,058	73,973
Weingarten Realty Investors(a)	1,702	53,698
Total Real Estate Investment Trusts		2,350,583

Investments	Shares	Value
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.(a)	4,227	$420,206
Retailing - 6.9%
Aaron's, Inc.	8,022	230,071
Advance Auto Parts, Inc.	8,036	664,175
Aeropostale, Inc.*(a)	16,981	230,942
American Eagle Outfitters, Inc.(a)	5,227	97,745
ANN, Inc.*(a)	7,387	214,371
Ascena Retail Group, Inc.*	4,390	81,434
Barnes & Noble, Inc.*(a)	44,860	737,947
Big Lots, Inc.*(a)	15,206	536,316
Cabela's, Inc.*(a)	6,711	407,895
Chico's FAS, Inc.	12,653	212,570
Dick's Sporting Goods, Inc.(a)	11,336	536,193
Foot Locker, Inc.(a)	17,993	616,080
Guess?, Inc.	10,115	251,155
HSN, Inc.	6,151	337,444
LKQ Corp.*(a)	20,296	441,641
Office Depot, Inc.*	270,362	1,062,523
Rent-A-Center, Inc., Class A	8,442	311,847
Saks, Inc.*(a)	26,545	304,471
Signet Jewelers Ltd.	6,141	411,447
Tractor Supply Co.	4,850	505,030
Williams-Sonoma, Inc.(a)	8,403	432,923
Total Retailing		8,624,220
Semiconductors & Semiconductor Equipment - 1.1%
Atmel Corp.*(a)	21,635	150,580
Cree, Inc.*(a)	2,933	160,464
Cypress Semiconductor Corp.	6,988	77,078
Fairchild Semiconductor International, Inc., Class A*(a)	10,279	145,345
Integrated Device Technology, Inc.*	7,547	56,376
International Rectifier Corp.*(a)	5,243	110,889
Intersil Corp., Class A(a)	7,222	62,904
MEMC Electronic Materials, Inc.*(a)	59,833	263,265
RF Micro Devices, Inc.*	18,674	99,346
Semtech Corp.*(a)	1,498	53,014
Silicon Laboratories, Inc.*	1,413	58,442
Skyworks Solutions, Inc.*	7,482	164,828
Total Semiconductors & Semiconductor Equipment		1,402,531
Software & Services - 4.0%
ACI Worldwide, Inc.*(a)	1,435	70,114
Acxiom Corp.*(a)	5,965	121,686
Advent Software, Inc.*	1,348	37,704
Alliance Data Systems Corp.*(a)	2,394	387,565
ANSYS, Inc.*(a)	1,054	85,817
AOL, Inc.	6,621	254,842
Broadridge Financial Solutions, Inc.	9,912	246,214
Cadence Design Systems, Inc.*(a)	10,035	139,788
CommVault Systems, Inc.*	2,895	237,332
Compuware Corp.*	8,592	107,400
Concur Technologies, Inc.*(a)	648	44,492
Convergys Corp.	12,140	206,744
CoreLogic, Inc.*	6,097	157,668
DST Systems, Inc.(a)	3,854	274,675
Equinix, Inc.*(a)	954	206,360
Factset Research Systems, Inc.(a)	847	78,432
Fair Isaac Corp.(a)	1,525	69,677
Gartner, Inc.*(a)	3,151	171,446
Global Payments, Inc.(a)	4,799	238,318
Informatica Corp.*(a)	2,244	77,351
Jack Henry & Associates, Inc.(a)	2,377	109,841
Lender Processing Services, Inc.	8,692	221,298

The accompanying notes are an integral part of these financial documents. 8

Schedule of Investments - continued

RevenueShares Mid Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
Mantech International Corp., Class A(a)	9,956	$267,518
Mentor Graphics Corp.	6,017	108,607
MICROS Systems, Inc.*(a)	2,489	113,274
NeuStar, Inc., Class A*(a)	1,900	88,407
PTC, Inc.*	5,078	129,438
Rackspace Hosting, Inc.*(a)	2,575	129,986
Rovi Corp.*	3,178	68,041
Solarwinds, Inc.*	470	27,777
Solera Holdings, Inc.	1,407	82,070
Synopsys, Inc.*	5,176	185,715
TIBCO Software, Inc.*	4,454	90,060
ValueClick, Inc.*(a)	2,302	68,024
VeriFone Systems, Inc.*	2,983	61,688
Wex, Inc.*	835	65,548
Total Software & Services		5,030,917
Technology Hardware & Equipment - 10.9%
ADTRAN, Inc.(a)	3,219	63,253
Arrow Electronics, Inc.*	51,315	2,084,415
Avnet, Inc.*(a)	73,121	2,646,980
Ciena Corp.*	11,106	177,807
Diebold, Inc.(a)	10,668	323,454
Ingram Micro, Inc., Class A*(a)	194,293	3,823,686
InterDigital, Inc./Pa	1,474	70,501
Itron, Inc.*	4,854	225,226
Lexmark International, Inc., Class A(a)	15,480	408,672
National Instruments Corp.(a)	3,717	121,732
NCR Corp.*	21,601	595,323
Plantronics, Inc.(a)	1,803	79,675
Polycom, Inc.*	13,700	151,796
QLogic Corp.*(a)	4,753	55,135
Riverbed Technology, Inc.*	5,770	86,031
Tech Data Corp.*(a)	47,926	2,185,905
Tellabs, Inc.	20,337	42,504
Trimble Navigation Ltd.*	6,982	209,181
Vishay Intertechnology, Inc.*(a)	16,870	229,601
Zebra Technologies Corp., Class A*(a)	2,333	109,954
Total Technology Hardware & Equipment		13,690,831
Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.(a)	25,272	532,481
tw Telecom, Inc., Class A*	6,152	154,969
Total Telecommunication Services		687,450
Transportation - 3.2%
Alaska Air Group, Inc.*(a)	9,451	604,486
Con-Way, Inc.	15,285	538,185
Genesee & Wyoming, Inc., Class A*(a)	1,073	99,907
JB Hunt Transport Services, Inc.(a)	7,842	584,072
JetBlue Airways Corp.*(a)	74,281	512,539
Kansas City Southern	2,495	276,695
Kirby Corp.*(a)	3,264	250,675
Landstar System, Inc.(a)	5,228	298,467
Matson, Inc.(a)	6,414	157,784
UTi Worldwide, Inc.	32,040	463,939
Werner Enterprises, Inc.	8,526	205,818
Total Transportation		3,992,567
Utilities - 3.9%
Alliant Energy Corp.	6,722	337,310
Aqua America, Inc.	2,638	82,939
Atmos Energy Corp.	8,601	367,177
Black Hills Corp.	2,813	123,884
Cleco Corp.	2,285	107,463
Energen Corp.	3,325	172,933
Great Plains Energy, Inc.	10,404	241,269
Hawaiian Electric Industries, Inc.(a)	12,733	352,831
IDACORP, Inc.	2,343	113,097

Investments	Shares	Value
MDU Resources Group, Inc.	17,099	$427,304
National Fuel Gas Co.	2,841	174,295
NV Energy, Inc.	15,308	306,619
OGE Energy Corp.	6,058	423,939
PNM Resources, Inc.	6,016	140,113
Questar Corp.	4,817	117,198
UGI Corp.(a)	18,147	696,663
Vectren Corp.	6,661	235,933
Westar Energy, Inc.	7,241	240,256
WGL Holdings, Inc.	5,716	252,076
Total Utilities		4,913,299
Total Common Stocks
(Cost $95,217,079)		125,497,656

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–24.0%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.09% (b) (Cost $30,211,478)	30,211,478	30,211,478
Total Investments–123.8% (Cost $125,428,557)		155,709,134
Liabilities in Excess of Other Assets–(23.8)%		(29,966,324)
Net Assets–100.0%		$125,742,810

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $29,519,076; cash collateral of $30,211,478 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2013.

The accompanying notes are an integral part of these financial documents 9

Schedule of Investments

RevenueShares Small Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%
Automobiles & Components - 0.7%
Dorman Products, Inc.(a)	3,801	$141,435
Drew Industries, Inc.	6,178	224,323
Spartan Motors, Inc.	21,695	115,201
Standard Motor Products, Inc.	8,474	234,899
Superior Industries International, Inc.	10,711	200,082
Winnebago Industries, Inc.*	6,789	140,125
Total Automobiles & Components		1,056,065
Banks - 2.7%
Bank Mutual Corp.	4,891	27,047
Bank of the Ozarks, Inc.(a)	1,509	66,924
Banner Corp.	1,853	58,981
BBCN Bancorp, Inc.	5,805	75,813
Boston Private Financial Holdings, Inc.	8,612	85,087
Brookline Bancorp, Inc.	6,340	57,948
City Holding Co.(a)	1,074	42,734
Columbia Banking System, Inc.	3,226	70,908
Community Bank System, Inc.(a)	3,180	94,223
CVB Financial Corp.	6,420	72,353
Dime Community Bancshares	3,787	54,381
First BanCorp*(a)	28,629	178,359
First Commonwealth Financial Corp.	9,369	69,893
First Financial Bancorp	6,174	99,093
First Financial Bankshares, Inc.(a)	1,379	67,019
First Midwest Bancorp, Inc.(a)	7,749	102,907
FNB Corp.(a)	12,039	145,672
Glacier Bancorp, Inc.(a)	4,654	88,333
Hanmi Financial Corp.*	2,268	36,288
Home BancShares, Inc.(a)	1,550	58,389
Independent Bank Corp.	1,989	64,822
MB Financial, Inc.	4,642	112,197
National Penn Bancshares, Inc.(a)	9,580	102,410
NBT Bancorp, Inc.	3,681	81,534
Northwest Bancshares, Inc.	7,863	99,781
Old National Bancorp	9,649	132,674
Oritani Financial Corp.	2,118	32,808
PacWest Bancorp(a)	2,725	79,325
Pinnacle Financial Partners, Inc.*	2,410	56,298
PrivateBancorp, Inc.	7,958	150,486
Provident Financial Services, Inc.	5,053	77,159
S&T Bancorp, Inc.	2,886	53,506
Simmons First National Corp., Class A	1,697	42,968
Sterling Bancorp, Class N	3,540	35,966
Susquehanna Bancshares, Inc.(a)	17,219	214,032
Texas Capital Bancshares, Inc.*(a)	2,702	109,296
Tompkins Financial Corp.	1,295	54,753
TrustCo Bank Corp.	7,963	44,434
UMB Financial Corp.(a)	4,151	203,690
Umpqua Holdings Corp.	11,167	148,074
United Bankshares, Inc.(a)	3,702	98,510
United Community Banks, Inc.*	7,330	83,122
ViewPoint Financial Group, Inc.	2,085	41,929
Wilshire Bancorp, Inc.*	5,579	37,826
Wintrust Financial Corp.(a)	5,627	208,424
Total Banks		3,918,376
Capital Goods - 12.4%
A.O. Smith Corp.(a)	6,858	504,543
AAON, Inc.	2,886	79,625
AAR Corp.	28,766	529,007
Actuant Corp., Class A(a)	12,753	390,497
Aegion Corp., Class A*	10,269	237,727
Aerovironment, Inc.*(a)	4,265	77,324
Albany International Corp., Class A	6,587	190,364
American Science & Engineering, Inc.	837	51,049

Investments	Shares	Value
Apogee Enterprises, Inc.	5,803	$167,997
Applied Industrial Technologies, Inc.(a)	13,191	593,595
Astec Industries, Inc.	6,680	233,332
AZZ, Inc.	2,858	137,756
Barnes Group, Inc.(a)	10,661	308,423
Belden, Inc.(a)	9,921	512,420
Brady Corp., Class A	9,646	323,430
Briggs & Stratton Corp.(a)	20,866	517,477
CIRCOR International, Inc.	4,944	210,120
Comfort Systems USA, Inc.	24,429	344,205
Cubic Corp.(a)	7,772	332,020
Curtiss-Wright Corp.	14,893	516,787
Dycom Industries, Inc.*	14,766	290,743
EMCOR Group, Inc.(a)	38,797	1,644,605
Encore Wire Corp.	7,777	272,351
EnerSys*(a)	13,507	615,649
Engility Holdings, Inc.*	17,109	410,274
EnPro Industries, Inc.*(a)	6,679	341,764
ESCO Technologies, Inc.	4,081	166,750
Federal Signal Corp.*	25,350	206,349
Franklin Electric Co., Inc.(a)	9,958	334,290
GenCorp, Inc.*(a)	19,694	261,930
Gibraltar Industries, Inc.*	10,916	199,217
Griffon Corp.	39,587	471,877
II-VI, Inc.*(a)	7,721	131,566
John Bean Technologies Corp.	11,173	231,840
Kaman Corp.	11,556	409,891
Kaydon Corp.	4,645	118,819
Lindsay Corp.(a)	1,766	155,726
Lydall, Inc.*	6,075	93,251
Moog, Inc., Class A*(a)	14,464	662,885
Mueller Industries, Inc.(a)	10,293	548,514
National Presto Industries, Inc.(a)	1,679	135,159
NCI Building Systems, Inc.*	16,526	287,057
Orbital Sciences Corp.*	22,136	369,450
Orion Marine Group, Inc.*	7,222	71,787
Powell Industries, Inc.*	3,982	209,334
Quanex Building Products Corp.	12,393	199,527
Simpson Manufacturing Co., Inc.(a)	5,345	163,610
Standex International Corp.	2,882	159,144
Teledyne Technologies, Inc.*(a)	7,194	564,297
Tennant Co.	4,074	197,833
Titan International, Inc.	20,614	434,543
Toro Co.	10,538	485,169
Universal Forest Products, Inc.	12,622	502,482
Vicor Corp.*(a)	11,438	56,847
Watts Water Technologies, Inc., Class A	7,892	378,737
Total Capital Goods		18,040,965
Commercial & Professional Services - 6.2%
ABM Industries, Inc.	48,924	1,088,070
CDI Corp.	15,965	274,598
Consolidated Graphics, Inc.*	6,569	256,848
Dolan Co.*	26,350	62,976
Encore Capital Group, Inc.*(a)	4,585	138,008
Exponent, Inc.	1,385	74,707
G&K Services, Inc., Class A	4,827	219,677
Geo Group, Inc.(a)	11,187	420,855
Healthcare Services Group, Inc.(a)	10,959	280,879
Heidrick & Struggles International, Inc.	7,844	117,268
Insperity, Inc.	19,047	540,363
Interface, Inc.	12,623	242,614
Kelly Services, Inc., Class A	73,176	1,366,928
Korn/Ferry International*	11,525	205,836
Mobile Mini, Inc.*(a)	3,305	97,266
Navigant Consulting, Inc.*	16,128	211,922

The accompanying notes are an integral part of these financial documents. 10

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
On Assignment, Inc.*(a)	12,935	$327,385
Portfolio Recovery Associates, Inc.*(a)	1,440	182,765
Resources Connection, Inc.	11,070	140,589
Sykes Enterprises, Inc.*	18,535	295,819
Tetra Tech, Inc.*	16,507	503,298
TrueBlue, Inc.*	16,451	347,774
UniFirst Corp.	3,839	347,430
United Stationers, Inc.(a)	26,176	1,011,702
Viad Corp.	9,686	267,915
Total Commercial & Professional Services		9,023,492
Consumer Durables & Apparel - 5.2%
American Greetings Corp., Class A	25,842	416,056
Arctic Cat, Inc.*	3,421	149,498
Blyth, Inc.(a)	9,148	158,809
Brunswick Corp.(a)	27,683	947,312
Callaway Golf Co.	31,283	207,094
Crocs, Inc.*	18,301	271,221
Ethan Allen Interiors, Inc.(a)	5,886	193,767
Fifth & Pacific Cos., Inc.*(a)	20,060	378,733
Helen of Troy Ltd.*	7,988	306,420
Iconix Brand Group, Inc.*(a)	3,634	94,012
iRobot Corp.*(a)	4,456	114,341
Jakks Pacific, Inc.(a)	14,937	156,689
K-Swiss, Inc., Class A*	11,732	55,610
La-Z-Boy, Inc., Class Z	16,147	304,694
M/I Homes, Inc.*	7,321	178,998
Maidenform Brands, Inc.*	8,614	151,003
Meritage Homes Corp.*(a)	6,651	311,666
Movado Group, Inc.	3,172	106,325
Oxford Industries, Inc.	3,674	195,089
Perry Ellis International, Inc.	14,119	256,825
Quiksilver, Inc.*(a)	78,156	474,407
Ryland Group, Inc.(a)	8,084	336,456
Skechers U.S.A., Inc., Class A*(a)	18,502	391,317
Standard Pacific Corp.*(a)	36,098	311,887
Steven Madden Ltd.*	7,157	308,753
Sturm Ruger & Co., Inc.(a)	2,557	129,717
True Religion Apparel, Inc.	4,291	112,038
Universal Electronics, Inc.*(a)	5,052	117,459
Wolverine World Wide, Inc.	9,317	413,395
Total Consumer Durables & Apparel		7,549,591
Consumer Services - 5.3%
American Public Education, Inc.*(a)	2,488	86,806
Biglari Holdings, Inc.*	478	178,385
BJ's Restaurants, Inc.*	5,659	188,331
Boyd Gaming Corp.*(a)	86,883	718,522
Buffalo Wild Wings, Inc.*(a)	3,086	270,118
Capella Education Co.*	3,244	101,018
Career Education Corp.*	46,695	110,667
CEC Entertainment, Inc.	6,258	204,949
Coinstar, Inc.*(a)	9,920	579,526
Corinthian Colleges, Inc.*(a)	191,473	402,093
Cracker Barrel Old Country Store, Inc.	8,866	716,816
DineEquity, Inc.	3,400	233,886
Hillenbrand, Inc.(a)	9,865	249,387
Interval Leisure Group, Inc.	5,485	119,244
ITT Educational Services, Inc.*(a)	24,962	343,976
Jack in the Box, Inc.*(a)	13,420	464,198
Lincoln Educational Services Corp.	17,236	101,003
Marcus Corp.	8,453	105,578
Marriott Vacations Worldwide Corp.*	9,578	410,992
Monarch Casino & Resort, Inc.*	4,542	44,194
Multimedia Games Holding Co., Inc.*	1,996	41,657
Papa John's International, Inc.*(a)	5,517	341,061
Pinnacle Entertainment, Inc.*	20,417	298,497
Red Robin Gourmet Burgers, Inc.*	6,202	282,811

Investments	Shares	Value
Ruby Tuesday, Inc.*	44,889	$330,832
Ruth's Hospitality Group, Inc.*	10,574	100,876
Shfl Entertainment, Inc.*	3,787	62,751
Sonic Corp.*	11,341	146,072
Texas Roadhouse, Inc.(a)	16,340	329,905
Universal Technical Institute, Inc.	8,585	108,429
Total Consumer Services		7,672,580
Diversified Financials - 1.8%
Calamos Asset Management, Inc., Class A	7,572	89,122
Cash America International, Inc.(a)	10,436	547,577
Ezcorp, Inc., Class A*(a)	11,856	252,533
Financial Engines, Inc.(a)	1,365	49,440
First Cash Financial Services, Inc.*(a)	2,796	163,119
HFF, Inc., Class A	3,679	73,323
Interactive Brokers Group, Inc., Class A	20,292	302,554
Investment Technology Group, Inc.*	10,511	116,041
Marketaxess Holdings, Inc.	1,332	49,684
Piper Jaffray Cos.*	3,582	122,863
Prospect Capital Corp.	7,363	80,330
Stifel Financial Corp.*(a)	11,405	395,411
SWS Group, Inc.*	14,264	86,297
Virtus Investment Partners, Inc.*	645	120,151
World Acceptance Corp.*(a)	1,713	147,095
Total Diversified Financials		2,595,540
Energy - 3.5%
Approach Resources, Inc.*(a)	1,256	30,910
Basic Energy Services, Inc.*(a)	24,138	329,966
Bristow Group, Inc.(a)	5,575	367,616
C&J Energy Services, Inc.*(a)	11,583	265,251
Carrizo Oil & Gas, Inc.*	3,901	100,529
Cloud Peak Energy, Inc.*(a)	20,558	386,079
Comstock Resources, Inc.*	6,326	102,798
Contango Oil & Gas Co.	1,045	41,894
Era Group, Inc.*	3,344	70,224
Exterran Holdings, Inc.*(a)	26,264	709,128
Geospace Technologies Corp.*	701	75,652
Gulf Island Fabrication, Inc.	5,965	125,623
Gulfport Energy Corp.*	1,475	67,599
Hornbeck Offshore Services, Inc.*(a)	2,960	137,522
ION Geophysical Corp.*(a)	18,732	127,565
Lufkin Industries, Inc.(a)	5,073	336,796
Matrix Service Co.*	12,033	179,292
PDC Energy, Inc.*(a)	2,520	124,916
Penn Virginia Corp.(a)	17,397	70,284
Petroquest Energy, Inc.*	7,769	34,494
Pioneer Energy Services Corp.*	28,028	231,231
SEACOR Holdings, Inc.(a)	7,195	530,128
Stone Energy Corp.*	10,619	230,963
Swift Energy Co.*(a)	8,916	132,046
TETRA Technologies, Inc.*	23,171	237,734
Total Energy		5,046,240
Food & Staples Retailing - 3.1%
Andersons, Inc.	25,343	1,356,358
Casey's General Stores, Inc.(a)	30,397	1,772,145
Nash Finch Co.	34,652	678,486
Spartan Stores, Inc.	36,551	641,470
Total Food & Staples Retailing		4,448,459
Food, Beverage & Tobacco - 3.1%
Alliance One International, Inc.*	136,118	529,499
B&G Foods, Inc., Class A	5,271	160,713
Boston Beer Co., Inc., Class A*(a)	1,142	182,309
Calavo Growers, Inc.	4,848	139,525
Cal-Maine Foods, Inc.(a)	6,407	272,682

The accompanying notes are an integral part of these financial documents. 11

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
Darling International, Inc.*	23,452	$421,198
Diamond Foods, Inc.*(a)	14,962	252,259
Hain Celestial Group, Inc.*(a)	5,673	346,507
J&J Snack Foods Corp.	3,113	239,359
Sanderson Farms, Inc.(a)	10,938	597,433
Seneca Foods Corp., Class A*	9,894	326,700
Snyders-Lance, Inc.(a)	16,070	405,928
TreeHouse Foods, Inc.*	9,344	608,762
Total Food, Beverage & Tobacco		4,482,874
Health Care Equipment & Services - 8.9%
Abaxis, Inc.(a)	1,094	51,768
Abiomed, Inc.*(a)	1,823	34,035
Air Methods Corp.(a)	5,190	250,366
Align Technology, Inc.*(a)	4,332	145,165
Almost Family, Inc.	4,233	86,480
Amedisys, Inc.*(a)	31,722	352,749
AMN Healthcare Services, Inc.*	15,763	249,528
Amsurg Corp.*(a)	6,999	235,446
Analogic Corp.	1,670	131,963
Bio-Reference Labs, Inc.*(a)	6,311	163,960
Cantel Medical Corp.	3,293	98,988
Centene Corp.*(a)	48,103	2,118,456
Chemed Corp.(a)	4,829	386,223
Computer Programs & Systems, Inc.	857	46,372
CONMED Corp.	5,824	198,366
Corvel Corp.*	2,392	118,380
Cross Country Healthcare, Inc.*	21,906	116,321
CryoLife, Inc.	5,621	33,782
Cyberonics, Inc.*(a)	1,202	56,266
Ensign Group, Inc.	6,312	210,821
Gentiva Health Services, Inc.*	33,948	367,317
Greatbatch, Inc.*	5,662	169,124
Haemonetics Corp.*(a)	4,405	183,512
Hanger, Inc.*	7,972	251,357
HealthStream, Inc.*	1,202	27,574
Healthways, Inc.*	13,478	165,106
ICU Medical, Inc.*	1,336	78,757
Integra LifeSciences Holdings Corp.*(a)	5,178	201,994
Invacare Corp.	29,284	382,156
IPC The Hospitalist Co., Inc.*	3,014	134,063
Kindred Healthcare, Inc.*	140,665	1,481,203
Landauer, Inc.	663	37,380
LHC Group, Inc.*	7,412	159,284
Magellan Health Services, Inc.*(a)	14,807	704,369
Medidata Solutions, Inc.*(a)	1,266	73,403
Meridian Bioscience, Inc.(a)	1,925	43,929
Merit Medical Systems, Inc.*	8,043	98,607
Molina Healthcare, Inc.*(a)	46,444	1,433,726
MWI Veterinary Supply, Inc.*	4,172	551,789
Natus Medical, Inc.*	5,523	74,229
Neogen Corp.*(a)	963	47,736
NuVasive, Inc.*(a)	7,665	163,341
Omnicell, Inc.*	4,256	80,353
Palomar Medical Technologies, Inc.*	1,515	20,437
PharMerica Corp.*	32,002	448,028
Quality Systems, Inc.	6,217	113,647
SurModics, Inc.*	493	13,434
Symmetry Medical, Inc.*	9,320	106,714
West Pharmaceutical Services, Inc.	5,281	342,948
Total Health Care Equipment & Services		13,040,952
Household & Personal Products - 0.6%
Central Garden and Pet Co., Class A*	47,385	389,505
Inter Parfums, Inc.	6,899	168,542
Medifast, Inc.*	3,777	86,569
Prestige Brands Holdings, Inc.*(a)	4,500	115,605

Investments	Shares	Value
WD-40 Co.	1,860	$101,872
Total Household & Personal Products		862,093
Insurance - 2.6%
AMERISAFE, Inc.	2,315	82,275
eHealth, Inc.*	2,075	37,101
Employers Holdings, Inc.	6,489	152,167
Horace Mann Educators Corp.	12,284	256,121
Infinity Property & Casualty Corp.	5,479	307,920
Meadowbrook Insurance Group, Inc.	35,445	249,887
National Financial Partners Corp.*	11,865	266,132
Navigators Group, Inc.*	3,840	225,600
ProAssurance Corp.	3,814	180,517
RLI Corp.(a)	2,554	183,505
Safety Insurance Group, Inc.	3,638	178,808
Selective Insurance Group, Inc.(a)	18,701	449,011
Stewart Information Services Corp.(a)	20,280	516,531
Tower Group International, Ltd.	25,752	475,124
United Fire Group, Inc.	8,163	207,912
Total Insurance		3,768,611
Materials - 7.8%
A. Schulman, Inc.	16,479	520,077
A.M. Castle & Co.*(a)	18,254	319,445
AK Steel Holding Corp.(a)	260,673	862,828
AMCOL International Corp.	8,165	246,501
American Vanguard Corp.	2,919	89,146
Balchem Corp.	1,809	79,487
Buckeye Technologies, Inc.(a)	7,682	230,076
Calgon Carbon Corp.*	7,647	138,411
Century Aluminum Co.*	39,049	302,239
Clearwater Paper Corp.*(a)	10,926	575,691
Deltic Timber Corp.	493	33,879
Eagle Materials, Inc.	2,008	133,793
Globe Specialty Metals, Inc.(a)	12,372	172,218
H.B. Fuller Co.(a)	11,508	449,733
Hawkins, Inc.	2,182	87,171
Haynes International, Inc.	2,653	146,711
Headwaters, Inc.*	14,531	158,388
Innophos Holdings, Inc.(a)	4,299	234,553
Kaiser Aluminum Corp.	5,369	347,106
KapStone Paper and Packaging Corp.(a)	11,039	306,884
Koppers Holdings, Inc.	8,902	391,510
Kraton Performance Polymers, Inc.*	13,716	320,954
LSB Industries, Inc.*	5,106	177,587
Materion Corp.	11,166	318,231
Myers Industries, Inc.	13,535	188,949
Neenah Paper, Inc.	6,583	202,493
Olympic Steel, Inc.(a)	13,925	332,808
OM Group, Inc.*	16,537	388,289
Ph Glatfelter Co.	17,830	416,865
PolyOne Corp.(a)	29,667	724,172
Quaker Chemical Corp.	3,105	183,257
RTI International Metals, Inc.*	5,946	188,429
Schweitzer-Mauduit International, Inc.	5,173	200,350
Stepan Co.(a)	7,733	487,952
Stillwater Mining Co.*(a)	16,385	211,858
SunCoke Energy, Inc.*(a)	29,483	481,457
Texas Industries, Inc.*(a)	2,916	184,029
Tredegar Corp.	7,932	233,518
Wausau Paper Corp.	19,417	209,315
Zep, Inc.	10,552	158,386
Total Materials		11,434,746
Media - 1.5%
Arbitron, Inc.	2,394	112,207
Digital Generation, Inc.*(a)	13,354	85,866

The accompanying notes are an integral part of these financial documents. 12

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
E.W. Scripps Co., Class A*	19,572	$235,451
Harte-Hanks, Inc.	25,366	197,601
Live Nation Entertainment, Inc.*(a)	122,234	1,512,035
Total Media		2,143,160
Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
Acorda Therapeutics, Inc.*	2,558	81,933
Affymetrix, Inc.*(a)	15,944	75,256
Akorn, Inc.*(a)	4,773	66,011
Arqule, Inc.*	3,378	8,749
Cambrex Corp.*	5,468	69,936
Cubist Pharmaceuticals, Inc.*(a)	5,017	234,896
Emergent Biosolutions, Inc.*	4,867	68,041
Enzo Biochem, Inc.*	9,818	24,741
Hi-Tech Pharmacal Co., Inc.	1,670	55,294
Luminex Corp.*	3,047	50,336
Medicines Co.*	4,393	146,814
Momenta Pharmaceuticals, Inc.*	1,158	15,448
PAREXEL International Corp.*(a)	10,578	417,937
Questcor Pharmaceuticals, Inc.(a)	3,814	124,107
Salix Pharmaceuticals Ltd.*(a)	3,968	203,082
Spectrum Pharmaceuticals, Inc.(a)	9,238	68,915
ViroPharma, Inc.*(a)	4,366	109,848
Total Pharmaceuticals, Biotechnology & Life Sciences		1,821,344
Real Estate Investment Trusts - 1.3%
Acadia Realty Trust	1,477	41,016
Cedar Realty Trust, Inc.	6,200	37,882
Colonial Properties Trust	4,433	100,230
Cousins Properties, Inc.(a)	4,240	45,326
DiamondRock Hospitality Co.	20,431	190,213
EastGroup Properties, Inc.(a)	811	47,200
Epr Properties	1,815	94,471
Franklin Street Properties Corp.(a)	2,873	42,003
Getty Realty Corp.	1,262	25,505
Government Properties Income Trust(a)	2,082	53,570
Healthcare Realty Trust, Inc.	2,869	81,451
Inland Real Estate Corp.	4,108	41,450
Kite Realty Group Trust	3,949	26,616
LaSalle Hotel Properties	8,482	215,273
Lexington Realty Trust	7,523	88,771
LTC Properties, Inc.	597	24,316
Medical Properties Trust, Inc.(a)	3,346	53,670
Mid-America Apartment Communities, Inc.	1,784	123,203
Parkway Properties, Inc.	3,261	60,491
Pennsylvania Real Estate Investment Trust	5,985	116,049
Post Properties, Inc.	1,779	83,791
PS Business Parks, Inc.	1,404	110,804
Sabra Health Care REIT, Inc.(a)	958	27,792
Saul Centers, Inc.	1,127	49,295
Sovran Self Storage, Inc.	956	61,652
Tanger Factory Outlet Centers(a)	2,529	91,499
Universal Health Realty Income Trust	233	13,446
Urstadt Biddle Properties, Inc., Class A	1,085	23,610
Total Real Estate Investment Trusts		1,970,595
Real Estate Management & Development - 0.0%
Forestar Group, Inc.*	1,984	43,370

Retailing - 10.7%
Big 5 Sporting Goods Corp.	15,535	242,501
Blue Nile, Inc.*(a)	2,974	102,454
Brown Shoe Co., Inc.	37,766	604,256
Buckle, Inc.	5,626	262,453
Cato Corp., Class A	9,163	221,195
Children's Place Retail Stores, Inc.*	9,264	415,212

Investments	Shares	Value
Christopher & Banks Corp.*	16,967	$109,098
Coldwater Creek, Inc.*(a)	60,136	190,030
Finish Line, Inc., Class A	18,769	367,685
Fred's, Inc., Class A	33,473	457,911
Genesco, Inc.*(a)	9,542	573,379
Group 1 Automotive, Inc.(a)	30,916	1,857,124
Haverty Furniture Cos., Inc.	8,713	179,139
Hibbett Sports, Inc.*(a)	3,396	191,093
Hot Topic, Inc.	12,652	175,610
Jos. A. Bank Clothiers, Inc.*(a)	5,923	236,328
Kirkland's, Inc.*	9,636	110,429
Lithia Motors, Inc., Class A(a)	20,145	956,485
Lumber Liquidators Holdings, Inc.*(a)	3,494	245,349
MarineMax, Inc.*	9,785	132,978
Men's Wearhouse, Inc.	17,802	594,943
Monro Muffler Brake, Inc.(a)	4,274	169,720
Nutrisystem, Inc.	11,494	97,469
OfficeMax, Inc.	144,266	1,674,928
Pep Boys-Manny, Moe & Jack*(a)	43,271	510,165
PetMed Express, Inc.(a)	4,248	56,987
Pool Corp.(a)	10,691	513,168
rue21, Inc.*	6,810	200,146
Select Comfort Corp.*(a)	11,853	234,334
Sonic Automotive, Inc., Class A(a)	91,802	2,034,332
Stage Stores, Inc.	15,190	393,117
Stein Mart, Inc.	33,401	279,900
Tuesday Morning Corp.*	25,059	194,458
Vitamin Shoppe, Inc.*(a)	4,696	229,400
VOXX International Corp., Class A*	17,171	183,901
Zale Corp.*(a)	110,000	432,300
Zumiez, Inc.*(a)	5,748	131,629
Total Retailing		15,561,606
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc.*	5,995	109,709
ATMI, Inc.*	4,490	100,711
Brooks Automation, Inc.	13,049	132,839
Cabot Microelectronics Corp.*	3,140	109,115
Ceva, Inc.*	832	12,979
Cirrus Logic, Inc.*(a)	4,570	103,968
Cohu, Inc.	5,952	55,711
Cymer, Inc.*(a)	1,637	157,316
Diodes, Inc.*	7,478	156,888
DSP Group, Inc.*	5,233	42,230
Entropic Communications, Inc.*	19,033	77,464
Exar Corp.*	2,937	30,839
GT Advanced Technologies, Inc.*(a)	45,730	150,452
Hittite Microwave Corp.*(a)	1,092	66,132
Kopin Corp.*	5,727	21,190
Kulicke & Soffa Industries, Inc.*	18,095	209,178
Micrel, Inc.(a)	6,083	63,932
Microsemi Corp.*	11,431	264,856
MKS Instruments, Inc.	6,195	168,504
Monolithic Power Systems, Inc.	2,281	55,588
Nanometrics, Inc.*	3,009	43,420
Pericom Semiconductor Corp.*	4,829	32,885
Power Integrations, Inc.(a)	1,767	76,705
Rubicon Technology, Inc.*(a)	3,065	20,229
Rudolph Technologies, Inc.*	5,019	59,124
Sigma Designs, Inc.*	8,863	43,163
STR Holdings, Inc.*	11,367	24,666
Supertex, Inc.	710	15,769
Tessera Technologies, Inc.	3,229	60,544
TriQuint Semiconductor, Inc.*	44,407	224,255
Ultratech, Inc.*	1,474	58,267
Veeco Instruments, Inc.*(a)	3,712	142,281
Volterra Semiconductor Corp.*	2,930	41,606

The accompanying notes are an integral part of these financial documents. 13

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
Total Semiconductors & Semiconductor Equipment		$2,932,515
Software & Services - 4.2%
Blackbaud, Inc.(a)	3,797	112,505
Blucora, Inc.*	6,567	101,657
Bottomline Technologies, Inc.*	2,103	59,957
CACI International, Inc., Class A*(a)	16,856	975,457
Cardtronics, Inc.*	7,393	203,012
CIBER, Inc.*	48,158	226,343
comScore, Inc.*	3,776	63,361
CSG Systems International, Inc.*	9,619	203,827
Dealertrack Technologies, Inc.*(a)	3,294	96,778
Dice Holdings, Inc.*	4,933	49,971
Digital River, Inc.*	6,691	94,611
Ebix, Inc.(a)	3,266	52,975
EPIQ Systems, Inc.	7,055	98,982
Exlservice Holdings, Inc.*	3,444	113,239
Forrester Research, Inc.	2,410	76,276
Heartland Payment Systems, Inc.(a)	16,526	544,862
Higher One Holdings, Inc.*(a)	5,400	48,006
iGate Corp.*(a)	14,057	264,412
Interactive Intelligence Group, Inc.*	1,378	61,114
j2 Global, Inc.(a)	2,550	99,985
Liquidity Services, Inc.*(a)	4,076	121,506
LivePerson, Inc.*	2,826	38,377
LogMeIn, Inc.*(a)	1,961	37,690
Manhattan Associates, Inc.*	1,527	113,441
MAXIMUS, Inc.(a)	3,669	293,410
MicroStrategy, Inc., Class A*	1,634	165,165
Monotype Imaging Holdings, Inc.	1,723	40,921
Netscout Systems, Inc.*	3,156	77,543
NIC, Inc.(a)	2,925	56,043
OpenTable, Inc.*(a)	923	58,131
Perficient, Inc.*	6,823	79,556
Progress Software Corp.*(a)	4,619	105,221
QuinStreet, Inc.*(a)	13,654	81,514
Sourcefire, Inc.*(a)	1,217	72,083
Stamps.com, Inc.*	1,171	29,240
Synchronoss Technologies, Inc.*	2,183	67,738
Take-Two Interactive Software, Inc.*(a)	13,582	219,349
TeleTech Holdings, Inc.*(a)	14,147	300,058
Tyler Technologies, Inc.*(a)	1,797	110,084
United Online, Inc.	37,163	224,093
VASCO Data Security International, Inc.*	4,570	38,571
Virtusa Corp.*	2,919	69,355
Websense, Inc.*	5,839	87,585
XO Group, Inc.*	3,436	34,360
Total Software & Services		6,068,364
Technology Hardware & Equipment - 8.8%
3D Systems Corp.*(a)	3,047	98,235
Agilysys, Inc.*	5,513	54,799
Anixter International, Inc.(a)	22,675	1,585,436
Arris Group, Inc.*(a)	19,677	337,854
Avid Technology, Inc.*	21,267	133,344
Badger Meter, Inc.	1,515	81,083
Bel Fuse, Inc., Class B	4,188	65,375
Benchmark Electronics, Inc.*	34,228	616,789
Black Box Corp.	11,189	244,032
Checkpoint Systems, Inc.*	13,809	180,346
Cognex Corp.	1,990	83,878
Coherent, Inc.(a)	3,676	208,576
Comtech Telecommunications Corp.	4,298	104,355
CTS Corp.	13,736	143,404
Daktronics, Inc.	11,405	119,752
Digi International, Inc.*	4,871	43,498

Investments	Shares	Value
DTS, Inc.*	1,363	$22,667
Electro Scientific Industries, Inc.	5,854	64,687
Electronics For Imaging, Inc.*(a)	6,549	166,083
FARO Technologies, Inc.*	1,593	69,120
FEI Co.	3,832	247,356
Harmonic, Inc.*	23,057	133,500
Insight Enterprises, Inc.*	62,636	1,291,554
Intermec, Inc.*	20,179	198,360
Intevac, Inc.*	4,131	19,498
Ixia*(a)	4,913	106,317
Littelfuse, Inc.	2,466	167,318
Measurement Specialties, Inc.*	2,017	80,216
Mercury Systems, Inc.*	8,248	60,788
Methode Electronics, Inc.	8,807	113,434
MTS Systems Corp.	2,669	155,202
NETGEAR, Inc.*(a)	9,357	313,553
Newport Corp.*	9,002	152,314
Oplink Communications, Inc.*	2,725	44,690
OSI Systems, Inc.*(a)	3,075	191,542
Park Electrochemical Corp.	1,878	47,588
PC-Tel, Inc.	3,244	23,032
Plexus Corp.*	23,963	582,541
Procera Networks, Inc.*	1,140	13,555
Radisys Corp.*	16,086	79,143
Rofin-Sinar Technologies, Inc.*	4,956	134,258
Rogers Corp.*	2,610	124,288
ScanSource, Inc.*	25,463	718,566
Super Micro Computer, Inc.*	21,257	239,992
Symmetricom, Inc.*	12,604	57,222
Synaptics, Inc.*(a)	3,475	141,398
SYNNEX Corp.*(a)	64,537	2,387,869
TTM Technologies, Inc.*	43,500	330,600
ViaSat, Inc.*(a)	4,873	236,048
Total Technology Hardware & Equipment		12,815,055
Telecommunication Services - 0.8%
Atlantic Tele-Network, Inc.	4,707	228,336
Cbeyond, Inc.*	16,476	122,417
Cincinnati Bell, Inc.*	110,061	358,799
General Communication, Inc., Class A*	20,292	186,078
Lumos Networks Corp.	4,069	54,850
NTELOS Holdings Corp.	8,823	113,022
USA Mobility, Inc.	4,595	60,976
Total Telecommunication Services		1,124,478
Transportation - 2.6%
Allegiant Travel Co.	2,837	251,869
Arkansas Best Corp.	41,672	486,729
Atlas Air Worldwide Holdings, Inc.*	9,441	384,815
Forward Air Corp.	3,865	144,126
Heartland Express, Inc.	9,761	130,212
HUB Group, Inc., Class A*(a)	20,035	770,546
Knight Transportation, Inc.	14,354	231,099
Old Dominion Freight Line, Inc.*(a)	14,266	544,961
SkyWest, Inc.	55,038	883,360
Total Transportation		3,827,717
Utilities - 2.9%
ALLETE, Inc.(a)	5,284	259,022
American States Water Co.(a)	2,331	134,196
Avista Corp.(a)	14,647	401,328
CH Energy Group, Inc.	3,523	230,369
El Paso Electric Co.	6,304	212,130
Laclede Group, Inc.	6,832	291,726
New Jersey Resources Corp.	12,679	568,653
Northwest Natural Gas Co.(a)	4,257	186,542
NorthWestern Corp.	6,884	274,396
Piedmont Natural Gas Co., Inc.	8,450	277,836

The accompanying notes are an integral part of these financial documents. 14

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
South Jersey Industries, Inc.	3,371	$187,394
Southwest Gas Corp.	10,536	500,038
UIL Holdings Corp.(a)	9,607	380,341
UNS Energy Corp.	7,878	385,549
Total Utilities		4,289,520
Total Common Stocks
(Cost $112,980,982)		145,538,308
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–29.2%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.09% (b) (Cost $42,551,827)	42,551,827	42,551,827
Total Investments–129.1% (Cost $155,532,809)		188,090,135
Liabilities in Excess of Other Assets–(29.1)%		(42,382,185)
Net Assets–100.0%		$145,707,950

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $41,089,987; cash collateral of $42,551,827 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2013.

The accompanying notes are an integral part of these financial documents 15

Schedule of Investments

RevenueShares Financials Sector Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.8%
Capital Markets - 10.3%
Ameriprise Financial, Inc.	1,399	$103,036
Bank of New York Mellon Corp.	5,581	156,212
BlackRock, Inc.	374	96,073
Charles Schwab Corp.	2,702	47,798
E*Trade Financial Corp.*	1,914	20,499
Franklin Resources, Inc.	509	76,762
Goldman Sachs Group, Inc.	2,825	415,699
Invesco Ltd.	1,543	44,685
Legg Mason, Inc.(a)	857	27,553
Morgan Stanley	14,573	320,315
Northern Trust Corp.(a)	771	42,066
State Street Corp.	1,729	102,167
T. Rowe Price Group, Inc.	414	30,996
Total Capital Markets		1,483,861
Commercial Banks - 12.8%
BB&T Corp.	3,520	110,493
Comerica, Inc.	755	27,142
Fifth Third Bancorp	4,344	70,851
First Horizon National Corp.(a)	1,341	14,322
Huntington Bancshares, Inc.	4,090	30,225
KeyCorp	4,686	46,673
M&T Bank Corp.	465	47,969
PNC Financial Services Group, Inc.	2,529	168,178
Regions Financial Corp.	7,311	59,877
SunTrust Banks, Inc.	3,971	114,405
U.S. Bancorp	6,601	223,972
Wells Fargo & Co.	24,563	908,585
Zions Bancorporation(a)	981	24,515
Total Commercial Banks		1,847,207
Consumer Finance - 5.1%
American Express Co.	5,238	353,356
Capital One Financial Corp.	4,361	239,637
Discover Financial Services	2,048	91,832
SLM Corp.	2,830	57,958
Total Consumer Finance		742,783
Diversified Financial Services - 21.8%
Bank of America Corp.	79,504	968,359
Citigroup, Inc.	20,023	885,817
CME Group, Inc., Class A	481	29,529
IntercontinentalExchange, Inc.*	96	15,655
JPMorgan Chase & Co.	22,190	1,053,137
Leucadia National Corp.	3,528	96,773
Moody's Corp.(a)	544	29,006
NASDAQ OMX Group, Inc.	990	31,977
NYSE Euronext	997	38,524
Total Diversified Financial Services		3,148,777
Insurance - 45.7%
ACE Ltd.	2,077	184,791
Aflac, Inc.	5,140	267,383
Allstate Corp.	7,058	346,336
American International Group, Inc.*	18,161	705,010
AON PLC	1,969	121,094
Assurant, Inc.	1,934	87,049
Berkshire Hathaway, Inc., Class B*	16,157	1,683,559
Chubb Corp.	1,616	141,448
Cincinnati Financial Corp.	897	42,329
Genworth Financial, Inc., Class A*	9,739	97,390
Hartford Financial Services Group, Inc.	10,444	269,455
Lincoln National Corp.	3,595	117,233

Investments	Shares	Value
Loews Corp.	3,354	$147,811
Marsh & McLennan Cos., Inc.	3,237	122,909
MetLife, Inc.	17,782	676,072
Principal Financial Group, Inc.	2,775	94,433
Progressive Corp.	6,822	172,392
Prudential Financial, Inc.	14,405	849,751
Torchmark Corp.	617	36,897
Travelers Cos., Inc.	3,142	264,525
Unum Group(a)	3,865	109,186
XL Group PLC.	2,405	72,872
Total Insurance		6,609,925
Media - 0.5%
McGraw-Hill Cos., Inc.(a)	1,280	66,662

Paper & Forest Products - 0.5%
Weyerhaeuser Co.	2,320	72,802

Real Estate Investment Trusts - 2.4%
American Tower Corp.	389	29,922
Apartment Investment & Management Co., Class A	357	10,946
AvalonBay Communities, Inc.	87	11,020
Boston Properties, Inc.	184	18,595
Equity Residential	398	21,914
HCP, Inc.	398	19,844
Health Care REIT, Inc.	287	19,490
Host Hotels & Resorts, Inc.	2,947	51,543
Kimco Realty Corp.	433	9,699
Plum Creek Timber Co., Inc.(a)	273	14,251
Prologis, Inc.	538	21,509
Public Storage	135	20,563
Simon Property Group, Inc.	314	49,788
Ventas, Inc.(a)	359	26,279
Vornado Realty Trust	350	29,274
Total Real Estate Investment Trusts		354,637
Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A*	2,690	67,922

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	1,982	17,125
People's United Financial, Inc.	1,007	13,534
Total Thrifts & Mortgage Finance		30,659
Total Common Stocks
(Cost $12,979,275)		14,425,235

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–1.9%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.09% (b) (Cost $271,315)	271,315	271,315
Total Investments–101.7% (Cost $13,250,590)		14,696,550
Liabilities in Excess of Other Assets–(1.7)%		(240,651)
Net Assets–100.0%		$14,455,899

PLC - Public Limited Company

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial documents. 16

Schedule of Investments - continued

RevenueShares Financials Sector Fund
March 31, 2013 (Unaudited)

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $268,243; cash collateral of $271,315 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2013.

The accompanying notes are an integral part of these financial documents. 17

Schedule of Investments

RevenueShares ADR Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–98.7%
Automobiles & Components - 5.6%
Honda Motor Co. Ltd.(a)	10,439	$399,396
Magna International, Inc.	2,222	130,432
Toyota Motor Corp.(a)	9,419	966,766
Total Automobiles & Components		1,496,594
Banks - 12.2%
Banco Bilbao Vizcaya Argentaria SA(a)	12,898	113,116
Banco Bradesco SA(a)	20,473	348,454
Banco de Chile(a)	183	17,352
Banco Santander Chile(a)	674	19,189
Banco Santander SA(a)(b)	31,485	214,413
Bancolombia SA(a)	376	23,782
Bank of Montreal	1,378	86,745
Bank of Nova Scotia	1,926	112,228
Barclays PLC(a)	11,187	198,681
Canadian Imperial Bank of Commerce	873	68,469
Credicorp Ltd.	109	18,099
HSBC Holdings PLC(a)	6,069	323,721
Itau Unibanco Holding SA(a)	15,267	271,753
KB Financial Group, Inc.(a)	72	2,379
Lloyds Banking Group PLC*(a)	79,608	238,824
Mitsubishi UFJ Financial Group, Inc.(a)	39,539	237,234
Mizuho Financial Group, Inc.(a)	28,646	122,318
National Bank of Greece SA*(a)	34,288	30,640
Royal Bank of Canada	2,364	142,549
Royal Bank of Scotland Group PLC*(a)	19,685	165,945
Shinhan Financial Group Co., Ltd.(a)	99	3,554
Sumitomo Mitsui Financial Group, Inc.(a)	18,615	151,898
Toronto-Dominion Bank	1,505	125,321
Westpac Banking Corp.(a)(b)	1,155	186,024
Total Banks		3,222,688
Capital Goods - 3.1%
ABB Ltd.*(a)	7,114	161,915
Embraer SA(a)	740	26,396
Koninklijke Philips Electronics NV	4,314	127,479
Kubota Corp.(a)	768	55,426
Nidec Corp.(a)	2,418	36,270
Siemens AG(a)	3,848	414,814
Total Capital Goods		822,300
Consumer Durables & Apparel - 3.0%
Gildan Activewear, Inc.(b)	206	8,222
Luxottica Group SpA(a)	736	37,013
Panasonic Corp.(a)	56,328	412,884
Sony Corp.(a)	19,649	341,893
Total Consumer Durables & Apparel		800,012
Consumer Services - 0.3%
Carnival PLC(a)	1,832	64,175
Intercontinental Hotels Group PLC(a)	246	7,483
Tim Hortons, Inc.	247	13,417
Total Consumer Services		85,075
Diversified Financials - 3.3%
Credit Suisse Group AG(a)	6,178	161,864
Deutsche Bank AG	5,953	232,881
ING Groep NV*(a)	28,432	204,995
Nomura Holdings, Inc.(a)	15,974	98,559
ORIX Corp.(a)	365	23,207
UBS AG*	10,575	162,749
Total Diversified Financials		884,255

Investments	Shares	Value
Energy - 36.2%
BP PLC(a)	32,397	$1,372,013
Cameco Corp.	454	9,434
Canadian Natural Resources Ltd.(b)	1,819	58,444
Cenovus Energy, Inc.	2,195	68,023
China Petroleum & Chemical Corp.(a)	11,949	1,397,077
CNOOC Ltd.(a)	873	167,180
Ecopetrol SA(a)	2,900	158,108
Enbridge, Inc.	2,272	105,739
Encana Corp.	1,080	21,017
Enerplus Corp.	305	4,456
ENI SpA(a)	14,448	648,571
Imperial Oil Ltd.	2,888	118,004
Penn West Petroleum Ltd.	945	10,168
PetroChina Co. Ltd.(a)	9,887	1,303,304
Petroleo Brasileiro SA, Class A(a)	30,804	559,093
Royal Dutch Shell PLC, Class A(a)	14,926	972,578
Royal Dutch Shell PLC, Class B(a)	14,215	949,846
Statoil ASA(a)	20,469	503,947
Suncor Energy, Inc.	5,181	155,482
Talisman Energy, Inc.	2,497	30,588
Tenaris SA(a)	1,104	45,021
Total SA(a)	19,260	924,095
TransCanada Corp.	672	32,182
Total Energy		9,614,370
Food & Staples Retailing - 0.8%
Cencosud SA(a)	4,139	77,358
Delhaize Group SA(a)	2,226	121,517
Total Food & Staples Retailing		198,875
Food, Beverage & Tobacco - 2.9%
Anheuser-Busch InBev NV(a)	1,709	170,131
BRF - Brasil Foods SA(a)	2,778	61,422
British American Tobacco PLC(a)	942	100,841
Diageo PLC(a)	579	72,861
Fomento Economico Mexicano SAB de CV(a)	673	76,385
Unilever NV	3,344	137,104
Unilever PLC(a)	3,249	137,238
Total Food, Beverage & Tobacco		755,982
Health Care Equipment & Services - 0.4%
Catamaran Corp.*	801	42,477
Fresenius Medical Care AG & Co. KGaA(a)	1,692	57,291
Smith & Nephew PLC(a)	305	17,608
Total Health Care Equipment & Services		117,376
Insurance - 4.7%
Aegon NV, Class G	34,372	206,576
Aviva PLC(a)(b)	28,784	262,510
China Life Insurance Co. Ltd.(a)	5,776	227,690
Manulife Financial Corp.	7,969	117,303
Prudential PLC(a)	10,689	345,896
Sun Life Financial, Inc.	2,775	75,730
Total Insurance		1,235,705
Materials - 6.1%
Agnico-Eagle Mines Ltd.	197	8,085
Agrium, Inc.	682	66,495
ArcelorMittal(b)	24,915	324,642
Barrick Gold Corp.	2,063	60,652
BHP Billiton Ltd.(a)(b)	2,112	144,524
BHP Billiton PLC(a)	2,473	143,582
Cemex SAB de CV*(a)	5,088	62,125
Cia de Minas Buenaventura SA(a)	241	6,256
Cia Siderurgica Nacional SA(a)	7,533	33,748
CRH PLC(a)	4,326	95,561
Eldorado Gold Corp.	505	4,813

The accompanying notes are an integral part of these financial documents. 18

Schedule of Investments - continued

RevenueShares ADR Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
Gerdau SA(a)	10,733	$82,751
Goldcorp, Inc.	685	23,037
IAMGOLD Corp.	993	7,150
Kinross Gold Corp.(b)	2,197	17,422
POSCO(a)	1,779	131,130
Potash Corp. of Saskatchewan, Inc.	813	31,910
Randgold Resources Ltd.(a)	69	5,933
Rio Tinto PLC(a)	4,454	209,694
Silver Wheaton Corp.	113	3,543
Sociedad Quimica y Minera de Chile SA(a)	179	9,926
Southern Copper Corp.	765	28,741
Syngenta AG(a)	683	57,201
Teck Resources Ltd., Class B(b)	1,535	43,226
Yamana Gold, Inc.	632	9,701
Total Materials		1,611,848
Media - 0.9%
Grupo Televisa SAB(a)	834	22,193
Pearson PLC(a)	1,831	32,940
Reed Elsevier NV(a)	604	20,530
Reed Elsevier PLC(a)	435	20,676
Shaw Communications, Inc., Class B(b)	832	20,567
Thomson Reuters Corp.	1,705	55,378
WPP PLC(a)	835	66,900
Total Media		239,184
Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
AstraZeneca PLC(a)	2,470	123,451
Elan Corp. PLC*(a)	310	3,658
GlaxoSmithKline PLC(a)	3,750	175,912
Novartis AG(a)	3,358	239,224
Novo Nordisk A/S(a)	336	54,264
QIAGEN NV*(b)	245	5,165
Sanofi(a)	3,734	190,733
Shire PLC(a)	211	19,277
Valeant Pharmaceuticals International, Inc.*	210	15,754
Total Pharmaceuticals, Biotechnology & Life Sciences		827,438
Real Estate - 0.3%
Brookfield Asset Management, Inc., Class A	2,236	81,592
Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp.(a)	488	6,861
ARM Holdings PLC(a)	91	3,856
ASML Holding NV, Class G	359	24,416
STMicroelectronics NV, Class Y	4,246	32,737
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	4,059	69,774
Total Semiconductors & Semiconductor Equipment		137,644
Software & Services - 0.3%
SAP AG(a)	1,033	83,198
Technology Hardware & Equipment - 2.5%
Alcatel-Lucent*(a)	51,686	68,742
Canon, Inc.(a)	4,892	179,487
Kyocera Corp.(a)	680	62,186
Nokia OYJ(a)(b)	46,725	153,258
Research In Motion Ltd.*(b)	5,019	72,525
Telefonaktiebolaget LM Ericsson(a)	10,813	136,244
Total Technology Hardware & Equipment		672,442
Telecommunication Services - 10.5%
America Movil SAB de CV, Series R(a)	12,783	267,932
BCE, Inc.	1,798	83,949
BT Group PLC(a)	3,092	129,957

Investments	Shares	Value
China Mobile Ltd.(a)	6,967	$370,157
Chunghwa Telecom Co. Ltd.(a)	846	26,310
France Telecom SA(a)	21,426	217,688
Nippon Telegraph & Telephone Corp.(a)	24,813	539,435
NTT DoCoMo, Inc.(a)	14,283	212,388
Oi SA(a)	14,700	44,688
Portugal Telecom SGPS SA(a)	6,679	33,128
Rogers Communications, Inc., Class B	1,052	53,715
Telecom Italia SpA(a)	19,873	141,694
Telefonica SA(a)	22,582	305,083
TELUS Corp.	685	47,340
Vodafone Group PLC(a)	10,708	304,214
Total Telecommunication Services		2,777,678
Transportation - 0.5%
Canadian National Railway Co.	416	41,725
Canadian Pacific Railway Ltd.	186	24,267
Latam Airlines Group SA(a)	1,760	38,262
Ryanair Holdings PLC(a)	601	25,110
Total Transportation		129,364
Utilities - 1.5%
Cia Energetica de Minas Gerais(a)(b)	2,913	34,519
CPFL Energia SA(a)	1,498	31,368
Empresa Nacional de Electricidad SA(a)	395	20,967
Enersis SA(a)	2,937	56,508
National Grid PLC(a)	1,608	93,280
TransAlta Corp.	645	9,404
Veolia Environnement SA(a)	12,092	153,568
Total Utilities		399,614
Total Common Stocks
(Cost $27,348,160)		26,193,234
PREFERRED STOCKS–1.1%
Food, Beverage & Tobacco - 0.3%
Cia de Bebidas das Americas (a)	1,564	66,204

Materials - 0.7%
Vale SA, Class B (a)	12,010	198,525

Utilities - 0.1%
Cia Paranaense de Energia-Copel Preference B (a)	1,170	18,100

Total Preferred Stocks
(Cost $380,527)		282,829
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–3.8%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.09% (c) (Cost $1,020,104)	1,020,104	1,020,104
Total Investments–103.6% (Cost $28,748,791)		27,496,167
Liabilities in Excess of Other Assets–(3.6)%		(957,372)
Net Assets–100.0%		$26,538,795

PLC-	Public Limited Company
*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $989,190; cash collateral of $1,020,104 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

The accompanying notes are an integral part of these financial documents. 19

Schedule of Investments - continued

RevenueShares ADR Fund
March 31, 2013 (Unaudited)

(c)	Rate shown represents annualized 7-day yield as of March 31, 2013.

Country	Value	% of Net Assets
Australia	$ 330,549	1.2%
Belgium	291,648	1.1
Brazil	1,777,020	6.7
Canada	2,263,301	8.5
Chile	239,561	0.9
China	1,530,994	5.8
Colombia	181,890	0.7
Denmark	54,264	0.2
Finland	153,258	0.6
France	1,554,827	5.8
Germany	788,185	3.0
Greece	30,640	0.1
Hong Kong	1,934,413	7.3
Ireland	143,606	0.5
Italy	827,279	3.1
Japan	3,846,210	14.5
Jersey Islands	5,933	0.0*
Luxembourg	369,664	1.4
Mexico	428,634	1.6
Netherlands	2,648,688	10.0
Norway	503,947	1.9
Peru	24,356	0.1
Portugal	33,128	0.1
South Korea	137,063	0.5
Spain	632,610	2.4
Sweden	136,244	0.5
Switzerland	815,689	3.1
Taiwan	96,085	0.4
United Kingdom	4,612,258	17.4
United States	1,104,223	4.2
Total Investments	27,496,167	103.6
Liabilities in Excess of Other Assets	(957,372)	(3.6)
Net Assets	$ 26,538,795	100.0%

*Less than 0.05%

The accompanying notes are an integral part of these financial documents 20

Schedule of Investments

RevenueShares Navellier Overall A-100 Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.5%
Automobiles & Components - 0.6%
Dorman Products, Inc.(a)	663	$24,670
Winnebago Industries, Inc.*	838	17,297
Total Automobiles & Components		41,967
Banks - 2.8%
Access National Corp.	1,280	20,992
BofI Holding, Inc.*	652	23,394
C&f Financial Corp.	456	18,673
Cardinal Financial Corp.	1,131	20,562
Federal Agricultural Mortgage Corp., Class C	623	19,182
Fidelity Southern Corp.*	1,967	22,621
Horizon Bancorp	806	16,289
OmniAmerican Bancorp, Inc.*	760	19,213
Pacific Premier Bancorp, Inc.*	1,635	21,500
Provident Financial Holdings, Inc.	932	15,853
Total Banks		198,279
Capital Goods - 1.0%
AZZ, Inc.	623	30,029
Middleby Corp.*	219	33,321
Sparton Corp.*	510	6,834
Total Capital Goods		70,184
Commercial & Professional Services - 1.1%
Barrett Business Services, Inc.	514	27,067
Ceco Environmental Corp.	1,743	22,537
Portfolio Recovery Associates, Inc.*	212	26,907
Total Commercial & Professional Services		76,511
Consumer Durables & Apparel - 2.7%
Culp, Inc.	1,365	21,717
Luxottica Group S.p.A.(b)	2,635	132,514
Nautilus, Inc.*	4,625	33,763
Total Consumer Durables & Apparel		187,994
Consumer Services - 0.1%
Multimedia Games Holding Co., Inc.*	261	5,447
Diversified Financials - 1.1%
Administradora de Fondos de Pensiones Provida S.A.(b)	205	21,832
Consumer Portfolio Services, Inc.*	485	5,679
Ellington Financial LLC	777	19,231
Ocwen Financial Corp., Class A*	806	30,564
Total Diversified Financials		77,306
Energy - 18.2%
Alon USA Energy, Inc.	12,978	247,231
CVR Energy, Inc.	2,133	110,105
Delek US Holdings, Inc.	4,204	165,890
HollyFrontier Corp.	5,029	258,742
Marathon Petroleum Corp.	5,373	481,421
Total Energy		1,263,389
Food, Beverage & Tobacco - 7.4%
Coca-Cola Femsa S.A.B. de CV(b)	945	154,762
Diageo PLC(b)	1,655	208,265
Flowers Foods, Inc.	3,219	106,034
Inventure Foods, Inc.*	2,697	20,983
John B. Sanfilippo & Son, Inc.	1,309	26,154
Total Food, Beverage & Tobacco		516,198
Health Care Equipment & Services - 8.8%
Air Methods Corp.	539	26,001
AMN Healthcare Services, Inc.*	1,867	29,555
McKesson Corp.	4,440	479,342

Investments	Shares	Value
National Research Corp.	318	$18,457
ResMed, Inc.(a)	754	34,955
SurModics, Inc.*	63	1,717
Utah Medical Products, Inc.	484	23,605
Total Health Care Equipment & Services		613,632
Insurance - 9.2%
Allied World Assurance Co. Holdings AG	506	46,916
AmTrust Financial Services, Inc.	1,664	57,657
Arch Capital Group Ltd.*	2,043	107,400
Cincinnati Financial Corp.	1,541	72,720
Fidelity National Financial, Inc., Class A	3,538	89,264
First American Financial Corp.	2,580	65,971
HCC Insurance Holdings, Inc.	1,163	48,881
Homeowners Choice, Inc.(a)	913	24,879
PartnerRe Ltd.	945	87,989
Stewart Information Services Corp.(a)	1,495	38,078
Total Insurance		639,755
Materials - 9.3%
AEP Industries, Inc.*	526	37,772
American Vanguard Corp.	713	21,775
Eagle Materials, Inc.	389	25,919
Landec Corp.*	2,079	30,083
Packaging Corp. of America	2,068	92,791
Syngenta AG(b)	5,212	436,505
Total Materials		644,845
Media - 9.7%
Comcast Corp., Class A	11,642	489,080
Fisher Communications, Inc.	137	5,376
Lions Gate Entertainment Corp.*	2,637	62,682
Virgin Media, Inc.	2,441	119,536
Total Media		676,674
Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
Amgen, Inc.	2,264	232,083
China Biologic Products, Inc.*	198	5,490
Pharmacyclics, Inc.*	326	26,214
Santarus, Inc.*	1,563	27,087
Total Pharmaceuticals, Biotechnology & Life Sciences		290,874
Real Estate - 1.1%
AG Mortgage Investment Trust, Inc.	797	20,300
National Health Investors, Inc.	46	3,011
Newcastle Investment Corp.	2,683	29,969
Redwood Trust, Inc.	1,136	26,332
Total Real Estate		79,612
Real Estate Investment Trusts - 0.4%
Extra Space Storage, Inc.	587	23,051
Medical Properties Trust, Inc.	418	6,705
Total Real Estate Investment Trusts		29,756
Retailing - 6.0%
Brown Shoe Co., Inc.	2,412	38,592
Gap, Inc.	5,923	209,674
Lumber Liquidators Holdings, Inc.*(a)	492	34,548
Sherwin-Williams Co.	782	132,072
Total Retailing		414,886
Semiconductors & Semiconductor Equipment - 1.0%
Himax Technologies, Inc.(b)	9,491	51,726
PDF Solutions, Inc.*	1,177	18,856
Total Semiconductors & Semiconductor Equipment		70,582
Software & Services - 3.1%
AOL, Inc.*	1,417	54,540
CoreLogic, Inc.*	1,299	33,592
Ellie Mae, Inc.*	526	12,650

The accompanying notes are an integral part of these financial documents 21

Schedule of Investments - continued

RevenueShares Navellier Overall A-100 Fund
March 31, 2013 (Unaudited)

Investments	Shares	Value
Fleetcor Technologies, Inc.*	456	$34,962
Linkedin Corp., Class A*	176	30,987
Netsol Technologies, Inc.*	27	356
Reis, Inc.*	1,352	21,010
Tyler Technologies, Inc.*(a)	424	25,974
Total Software & Services		214,071
Technology Hardware & Equipment - 0.9%
3D Systems Corp.*(a)	636	20,504
Aware, Inc.(a)	3,152	14,594
CalAmp Corp.*	2,269	24,891
Silicom Ltd.*	53	1,500
Total Technology Hardware & Equipment		61,489
Telecommunication Services - 3.7%
Telekomunikasi Indonesia Persero Tbk PT(b)	5,788	260,923
Transportation - 2.2%
Allegiant Travel Co.	335	29,741
Copa Holdings SA, Class A	389	46,528
Grupo Aeroportuario del Centro Norte S.A.B. de CV(b)	801	26,754
Grupo Aeroportuario del Pacifico S.A.B. de CV(b)	399	23,385
Grupo Aeroportuario del Sureste S.A.B. de CV(b)	191	26,104
Total Transportation		152,512
Utilities - 4.9%
American States Water Co.(a)	440	25,331
Aqua America, Inc.	785	24,680
Huaneng Power International, Inc.(b)	6,859	289,724
Total Utilities		339,735
Total Common Stocks
(Cost $6,006,618)		6,926,621

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–3.1%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.09% (c) (Cost $214,327)	214,327	214,327
Total Investments–102.6% (Cost $6,220,945)		7,140,948
Liabilities in Excess of Other Assets–(2.6)%		(184,042)
Net Assets–100.0%		$6,956,906

PLC - Public Limited Company

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $212,760; cash collateral of $214,327 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of March 31, 2013.

The accompanying notes are an integral part of these financial documents 22

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund’s corresponding benchmark (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to

23

the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The value of loaned securities and related collateral outstanding at March 31, 2013 are shown in the Schedules of Investments. Therefore the value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2013, the collateral consisted of an institutional money market fund.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of March 31, 2013 in valuing the Funds’ assets carried at fair value:

				Other
				Significant	Significant
	Quoted Prices in Active Markets (Level 1)			Observable	Observable
Fund	Common Stock	Preferred Stock	Money Market Funds	Inputs (Level 2)	Inputs (Level 3)	Total
RevenueShares Large Cap Fund	$ 173,209,676	$ -	$ 16,147,983	$ -	$ -	$ 189,357,659
RevenueShares Mid Cap Fund	125,497,656	-	30,211,478	-	-	155,709,134
RevenueShares Small Cap Fund	145,538,308	-	42,551,827	-	-	188,090,135
RevenueShares Financials Sector Fund	14,425,235	-	271,315	-	-	14,696,550
RevenueShares ADR Fund	26,193,234	282,829	1,020,104	-	-	27,496,167
RevenueShares Navellier Overall A-100 Fund	6,926,621	-	214,327	-	-	7,140,948

At March 31, 2013, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of March 31, 2013, based on the valuation input Levels assigned to securities on June 30, 2012.

4. FEDERAL INCOME TAX

At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
RevenueShares Large Cap Fund	$ 145,954,855	44,714,238	(1,311,434)	$ 43,402,804
RevenueShares Mid Cap Fund	125,428,557	31,059,233	(778,656)	30,280,577
RevenueShares Small Cap Fund	155,532,809	35,215,075	(2,657,749)	32,557,326
RevenueShares Financials Sector Fund	13,250,590	1,557,653	(111,693)	1,445,960
RevenueShares ADR Fund	28,748,791	2,228,265	(3,480,889)	(1,252,624)
RevenueShares Navellier Overall A-100 Fund	6,220,945	949,469	(29,466)	920,003

5. RISKS

Concentration Risk

The RevenueShares Financials Sector Fund and the RevenueShares ADR Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

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Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR and RevenueShares Navellier Overall A-100 Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financial Sector Risk

Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

ADR Risk

The RevenueShares ADR Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk

Since global shares and the underlying securities of ADRs in the RevenueShares ADR Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares of the Fund.

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6. ADDITIONAL INFORMATION

The Schedules of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

7. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there were no material events that would require disclosure in this report through this date.

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Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.
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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	May 29, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	May 29, 2013

By:	/s/ Michael Gompers Michael Gompers Chief Financial Officer

Date:	May 29, 2013